United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2018

Date of Reporting Period: Quarter ended 04/30/2018

Item 1.	Schedule of Investments

Federated Capital Reserves Fund
Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.6%
		Finance - Automotive—0.0%
$487,163		Enterprise Fleet Financing LLC 2017-2, Class A1, 1.50%, 7/20/2018	$487,163
815,781		Wheels SPV 2, LLC Series 2017-1, Class A1, 1.40%, 7/20/2018	815,781
		TOTAL	1,302,944
		Finance - Equipment—0.6%
27,872,738		Amur Equipment Finance Receivables V LLC, Series 2018-1, Class A1, 2.50%, 3/20/2019	27,872,738
		TOTAL ASSET-BACKED SECURITIES	29,175,682
		CERTIFICATES OF DEPOSIT—5.6%
		Banking—5.6%
30,000,000		Canadian Imperial Bank of Commerce, 1.57%, 7/3/2018	30,000,000
20,000,000		Credit Suisse AG, 1.77%, 6/11/2018	20,000,000
25,000,000		Mizuho Bank Ltd., 2.42%, 7/19/2018	24,868,043
50,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.32%, 7/26/2018	49,999,982
129,500,000		Toronto Dominion Bank, 1.60%—1.75%, 7/20/2018 - 10/22/2018	129,500,000
		TOTAL	254,368,025
		TOTAL CERTIFICATES OF DEPOSIT	254,368,025
	[1]	COMMERCIAL PAPER—39.5%
		Aerospace / Auto—2.1%
95,000,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. Support Agreement), 1.681%—1.701%, 7/9/2018 - 7/20/2018	94,671,833
		Banking—11.2%
86,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.98%—2.233%, 6/8/2018 - 8/1/2018	85,658,529
40,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.43%, 8/9/2018	40,000,000
20,000,000		Antalis S.A., (Societe Generale, Paris LIQ), 1.808%, 5/2/2018	19,999,000
20,000,000		Banque et Caisse d'Epargne de L'Etat, 2.061%, 8/8/2018	19,887,800
29,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.605%—2.511%, 7/19/2018 - 9/24/2018	28,873,088
65,000,000		COL Commercial Paper Co. LLC, 2.082%—2.237%, 9/14/2018 - 11/2/2018	64,318,556
4,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 2.341%, 6/13/2018	3,988,868
40,250,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.233%—2.362%, 6/8/2018 - 6/11/2018	40,148,246
20,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.96%, 5/16/2018	19,983,750
113,811,000		Ridgefield Funding Company, LLC Series B, 1.859%—1.909%, 5/3/2018 - 5/15/2018	113,773,978
20,425,000		Starbird Funding Corp., 2.552%—2.682%, 9/12/2018 - 9/24/2018	20,216,408
57,000,000		Versailles Commercial Paper LLC, (Natixis LIQ), 1.751%—2.314%, 5/1/2018 - 7/31/2018	56,709,306
		TOTAL	513,557,529
		Chemicals—1.0%
46,000,000		LyondellBasell Investment LLC, (LyondellBasell Industries N.V. LOC), 2.308%, 6/21/2018	45,850,117
		Consumer Products—1.2%
9,100,000		Clorox Co., 2.202%, 5/14/2018	9,092,771
45,000,000		Unilever N.V., 1.85%, 5/8/2018	44,983,892
		TOTAL	54,076,663
		Container/Packaging—0.9%
40,700,000		Bemis Co., Inc., 2.201%, 5/7/2018	40,685,077
		Electric Power—1.0%
21,900,000		Duke Energy Corp., 2.172%—2.223%, 5/9/2018 - 5/18/2018	21,879,872
23,000,000		Virginia Electric & Power Co., 2.336%, 6/4/2018	22,949,387
		TOTAL	44,829,259
		Electrical Equipment—0.3%
14,150,000		Eaton Corp., (GTD by Eaton Corp. PLC), 2.151%, 5/2//2018 - 5/3/2018	14,148,907
1

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Automotive—1.1%
$50,451,000		Ford Motor Credit Co. LLC, 2.501%, 8/23/2018 - 8/24/2018	$50,052,608
		Finance - Commercial—0.6%
25,000,000		Atlantic Asset Securitization LLC, 1.909%, 5/16/2018	24,980,208
		Finance - Retail—8.0%
141,000,000		Barton Capital S.A., 2.162%—2.365%, 6/5/2018 - 7/11/2018	140,489,542
15,000,000		CRC Funding, LLC, 1.746%, 6/18/2018	14,965,400
210,000,000		Sheffield Receivables Company LLC, 1.798%—2.451%, 5/4/2018 - 8/1/2018	209,300,864
		TOTAL	364,755,806
		Food & Beverage—1.0%
46,329,000		Mondelez International, Inc., 2.485%—2.531%, 6/1/2018 - 7/16/2018	46,177,115
		Health Care—1.0%
46,030,000		McKesson Corp., 2.253%—2.302%, 5/2/2018 - 5/15/2018	46,000,130
		Machinery, Equipment, Auto—0.9%
42,500,000		Harley-Davidson Financial Services, Inc., (Harley-Davidson, Inc. Support Agreement), 2.258%, 6/20/2018 - 6/21/2018	42,366,406
		Mining—3.6%
166,000,000		Nutrien Ltd., 2.344%—2.510%, 5/14//2018 - 6/15/2018	165,633,000
		Pharmaceuticals and Health Care—1.0%
45,000,000		AstraZeneca PLC, 2.234%—2.286%, 5/8/2018 - 6/4/2018	44,937,494
		Sovereign—0.1%
5,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.808%, 5/11/2018	4,998,250
		Telecommunications—4.1%
15,500,000		Bell Canada, 2.385%, 5/1/2018	15,500,000
127,000,000		NBCUniversal Enterprise, Inc., (GTD by Comcast Corp.), 2.304%, 5/16/2018 - 5/17/2018	126,876,567
46,025,000		Verizon Communications, Inc., 2.204%—2.274%, 5/24/2018	45,959,633
		TOTAL	188,336,200
		Utility Gas—0.4%
19,063,000		Southern Co. Gas Capital, 2.253%, 5/18/2018	19,042,746
		TOTAL COMMERCIAL PAPER	1,805,099,348
	[2]	NOTES-VARIABLE—35.8%
		Aerospace / Auto—0.1%
5,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 2.408% (3-month USLIBOR +0.10%), 7/2/2018	5,000,000
		Banking—33.2%
50,000,000		Bank of Montreal, 2.127% (1-month USLIBOR +0.24%), 5/3/2018	50,000,000
30,500,000		Bank of Montreal, 2.133% (1-month USLIBOR +0.25%), 5/4/2018	30,500,000
40,000,000		Bank of Montreal, 2.144% (1-month USLIBOR +0.25%), 5/18/2018	40,000,000
55,000,000		Bank of Montreal, 2.147% (1-month USLIBOR +0.25%), 5/11/2018	55,000,253
20,000,000		Bank of Montreal, 2.175% (1-month USLIBOR +0.28%), 5/8/2018	20,000,000
40,000,000		Bank of Montreal, 2.337% (1-month USLIBOR +0.44%), 5/11/2018	40,000,000
43,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.555% (3-month USLIBOR +0.200%), 4/12/2019	43,000,000
18,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.107% (1-month USLIBOR +0.22%), 8/2/2018	18,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.185% (1-month USLIBOR +0.29%), 2/8/2019	30,000,000
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.247% (1-month USLIBOR +0.35%), 2/15/2019	35,000,000
55,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.572% (3-month USLIBOR +0.27%), 3/22/2019	55,000,000
49,050,000		BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 1.90%, 1/2/2019	49,050,000
34,140,000		BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 1.90%, 1/2/2019	34,140,000
63,000,000		Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 1.90%, 1/2/2019	63,000,000
20,000,000		BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 1.90%, 1/2/2019	20,000,000
2

Principal Amount			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$20,000,000		Canadian Imperial Bank of Commerce, 2.087% (1-month USLIBOR +0.20%), 5/2/2018	$20,000,000
10,000,000		Canadian Imperial Bank of Commerce, 2.156% (1-month USLIBOR +0.26%), 5/14/2018	10,000,000
35,080,000		Carol Allen Family Liquidity Trust, (Comerica Bank LOC), 1.91%, 5/3/2018	35,080,000
15,000,000		Collateralized Commercial Paper II Co. LLC, 2.472% (3-month USLIBOR +0.16%), 10/4/2018	15,000,000
3,420,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 1.90%, 5/3/2018	3,420,000
10,265,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 2.14%, 5/2/2018	10,265,000
7,090,000		EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 1.86%, 5/3/2018	7,090,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 1.86%, 5/3/2018	9,590,000
1,555,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (KeyBank, N.A. LOC), 2.00%, 5/3/2018	1,555,000
3,660,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.35%, 5/4/2018	3,660,000
5,985,000		GM Enterprises of Oregon, Inc., Series 2017, (Bank of the West, San Francisco, CA LOC), 1.86%, 5/3/2018	5,985,000
1,120,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.35%, 5/4/2018	1,120,000
1,635,000		Green Knight EDC, Series 2004, (Fulton Bank, N.A. LOC), 2.10%, 5/3/2018	1,635,000
2,035,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.35%, 5/1/2018	2,035,000
18,085,000		J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 1.86%, 5/3/2018	18,085,000
135,000		Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003-B, (Fulton Bank, N.A. LOC), 2.10%, 5/3/2018	135,000
12,005,000		Maryland State EDC, Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.35%, 5/1/2018	12,005,000
6,955,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.35%, 5/1/2018	6,955,000
3,405,000		Moran Enterprises, Inc., Series 2015, (BOKF, N.A. LOC), 1.86%, 5/3/2018	3,405,000
15,000,000		New York State HFA, (Series 2017A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.75%, 5/2/2018	15,000,000
23,935,000		RBS Insurance Trust, Series 2015, (BOKF, N.A. LOC), 1.86%, 5/3/2018	23,935,000
9,470,000		Sendra Family Irrevocable Trust, Series 2015, (BOKF, N.A. LOC), 1.86%, 5/3/2018	9,470,000
13,875,000		Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 1.91%, 5/3/2018	13,875,000
75,000,000		Sumitomo Mitsui Banking Corp., 2.083% (1-month USLIBOR +0.20%), 5/4/2018	75,000,000
65,000,000		Sumitomo Mitsui Banking Corp., 2.095% (1-month USLIBOR +0.20%), 5/8/2018	65,000,000
40,000,000		Sumitomo Mitsui Banking Corp., 2.101% (1-month USLIBOR +0.20%), 5/29/2018	40,000,000
60,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.106% (1-month USLIBOR +0.21%), 5/21/2018	60,000,000
3,600,000		Szuch and Plotkin Irrevocable Trust Agreement, Series 2016, (BOKF, N.A. LOC), 1.86%, 5/3/2018	3,600,000
11,935,000		The Gregory P. Berry Trust, Series 2017, (BOKF, N.A. LOC), 1.90%, 5/3/2018	11,935,000
6,460,000		The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 1.86%, 5/2/2018	6,460,000
5,825,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (Bank of America N.A. LOC), 1.86%, 5/2/2018	5,825,000
8,820,000		The Jay Deitz 2015 Irrevocable Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 1.86%, 5/3/2018	8,820,000
9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 1.86%, 5/3/2018	9,825,000
9,240,000		The Murray D. Berry Trust, Series 2017, (BOKF, N.A. LOC), 1.90%, 5/3/2018	9,240,000
9,550,000		The Ray L. Berry Trust, Series 2017, (BOKF, N.A. LOC), 1.90%, 5/3/2018	9,550,000
5,565,000		The Raymon Lee Ince Irrevocable Trust, Series 2013, (BOKF, N.A. LOC), 1.86%, 5/3/2018	5,565,000
6,680,000		The Rieber Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 1.86%, 5/3/2018	6,680,000
45,000,000		Toronto Dominion Bank, 2.131% (1-month USLIBOR +0.23%), 5/30/2018	45,000,000
50,000,000		Toronto Dominion Bank, 2.298% (1-month USLIBOR +0.400%), 5/23/2018	50,000,000
7,305,000		Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 1.86%, 5/3/2018	7,305,000
21,000,000		Wells Fargo Bank, N.A., 2.247% (3-month USLIBOR +0.200%), 6/8/2018	21,000,000
15,000,000		Wells Fargo Bank, N.A., 2.509% (3-month USLIBOR +0.15%), 7/24/2018	15,000,000
150,000,000		Wells Fargo Bank, N.A., 2.522% (3-month USLIBOR +0.16%), 7/26/2018	150,000,000
75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.124% (1-month USLIBOR +0.23%), 5/18/2018	75,000,000
690,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.34%, 5/2/2018	690,000
8,240,000		Wingo Family Master Trust, (BOKF, N.A. LOC), 1.86%, 5/3/2018	8,240,000
13,000,000		Yavapai County, AZ IDA—Recovery Zone Facility, Taxable (Series 2015), (Bank of Nova Scotia, Toronto LOC), 2.00%, 5/3/2018	13,000,000
		TOTAL	1,514,725,253
		Chemicals—0.4%
17,000,000		Louisiana Public Facilities Authority, (Series 2009A), 1.79%, 5/2/2018	17,000,000
3

Principal Amount			Value
	[2]	NOTES-VARIABLE—continued
		Finance - Automotive—0.5%
$10,000,000		Gibson County, IN, (Series 1999A), (GTD by Toyota Motor Credit Corp.), 1.79%, 5/2/2018	$10,000,000
10,000,000		Gibson County, IN, PCR Bonds (Series 1997), (GTD by Toyota Motor Credit Corp.), 1.79%, 5/2/2018	10,000,000
		TOTAL	20,000,000
		Government Agency—0.9%
9,157,000		Hart Family Holdings LLC, Series 2012, (Federal Home Loan Bank of Dallas LOC), 1.86%, 5/3/2018	9,157,000
22,540,000		Jefferson at Stadium Park—Phase B Owner LLC, Jefferson at Stadium Park Apartments, (Federal Home Loan Bank of San Francisco LOC), 2.366%, 5/3/2018	22,540,000
3,935,000		Jerry P. Himmel Irrevocable Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 1.86%, 5/3/2018	3,935,000
6,860,000		Tack Capital Co., (Federal Home Loan Bank of New York LOC), 1.89%, 5/3/2018	6,860,000
		TOTAL	42,492,000
		Health Care—0.3%
14,300,000		Norfolk, VA EDA, (Series 2016A), 1.77%, 5/2/2018	14,300,000
		Municipals—0.4%
20,000,000		Alaska State Housing Finance Corp., (2017 Series B) Taxable, 1.83%, 5/3/2018	20,000,000
		TOTAL NOTES-VARIABLE	1,633,517,253
		OTHER REPURCHASE AGREEMENTS—8.0%
48,000,000		BNP Paribas S.A., 1.99%, 5/1/2018, interest in a $50,000,000 collateralized loan agreement, dated 4/30/2018, will repurchase securities provided as collateral for $50,002,764, in which medium-term notes, asset-backed securities, collateralized mortgage-backed obligations, corporate bonds and U.S. government agency securities with a market value of $51,003,365 have been received as collateral and held with BNY Mellon as tri-party agent.	48,000,000
50,000,000		BNP Paribas S.A., 1.82%, 5/1/2018, interest in a $50,000,000 collateralized loan agreement, dated 4/30/2018, will repurchase securities provided as collateral for $50,002,528, in which asset-backed securities with a market value of $51,002,579 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000		Citigroup Global Markets, Inc., 3.054%, 8/1/2018, interest in a $60,000,000 collateralized loan agreement, dated 2/1/2018, will repurchase securities provided as collateral for $60,921,215, in which U.S. treasury notes with a market value of $61,350,142 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
70,000,000		Citigroup Global Markets, Inc., 3.104%, 8/1/2018, interest in a $90,000,000 collateralized loan agreement, dated 2/1/2018, will repurchase securities provided as collateral for $91,404,447, in which asset-backed securities and collateralized mortgage-backed obligations with a market value of $92,028,802 have been received as collateral and held with BNY Mellon as tri-party agent.	70,000,000
110,000,000		HSBC Securities (USA), Inc., 1.79%, 5/1/2018, interest in a $110,000,000 collateralized loan agreement, dated 4/30/2018, will repurchase securities provided as collateral for $110,005,469, in which corporate bonds securities with a market value of $112,203,984 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
35,000,000		Wells Fargo Securities LLC, 2.81%, 7/27/2018, interest in a $35,000,000 collateralized loan agreement, dated 4/27/2018, will repurchase securities provided as collateral for $35,248,607, in which U.S. government agency securities with a market value of $35,711,354 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS	363,000,000
		REPURCHASE AGREEMENTS—9.9%
158,000,000		Interest in $900,000,000 joint repurchase agreement, 1.72% dated 4/30/2018 under which Barclays Bank PLC will repurchase the securities provided as collateral for $900,043,000 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. treasury bonds and U.S. treasury notes with various maturities to 11/15/2040 and the market value of those underlying securities was $918,043,872.	158,000,000
296,000,000		Interest in $300,000,000 joint repurchase agreement, 1.74% dated 4/30/2018 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $300,014,500 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency securities with various maturities to 4/1/2052 and the market value of those underlying securities was $306,014,791.	296,000,000
		TOTAL REPURCHASE AGREEMENTS	454,000,000
		INVESTMENT COMPANY—0.6%
26,997,500		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[3] (IDENTIFIED COST $27,000,100)	27,000,100
		TOTAL INVESTMENT IN SECURITIES—100.0% (AMORTIZED AND IDENTIFIED COST $4,566,160,408)	4,566,160,408
		OTHER ASSETS AND LIABILITIES—0.0%[4]	1,475,659
		TOTAL NET ASSETS—100%	$4,567,636,067
Securities that are subject to the federal alternative minimum tax (AMT) represent 2.0% of the Fund's portfolio as calculated based upon total market value.
4

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the nine months ended April 30, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund Institutional Shares
Balance of Shares Held 7/31/2017	—
Purchases/Additions	26,997,500
Sales/Reductions	—
Balance of Shares Held 4/30/2018	26,997,500
Value	$27,000,100
Change in Unrealized Appreciation/(Depreciation)	$—
Net Realized Gain/(Loss)	$100
Dividend Income	$177,578
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
Most securities are valued at amortized cost. Shares of any institutional money market fund in which the Fund invests will be valued at the fund's net asset value (NAV), which may be calculated using market value, rather than the amortized cost method. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“the Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
5

The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Assets-Backed Securities	$—	$29,175,682	$—	$29,175,682
Certificates of Deposit	—	254,368,025	—	254,368,025
Commercial Paper	—	1,805,099,348	—	1,805,099,348
Notes-Variable	—	1,633,517,253	—	1,633,517,253
Other Repurchase Agreements	—	363,000,000	—	363,000,000
Repurchase Agreements	—	454,000,000	—	454,000,000
Investment Company	27,000,100	—	—	27,000,100
TOTAL SECURITIES	$27,000,100	$4,539,160,308	$—	$4,566,160,408
The following acronyms are used throughout this portfolio:
COL	—Collateralized
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIBOR	— Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
VMTP	—Variable Rate Municipal Term Preferred
VRDPs	—Variable Rate Demand Preferreds
6
Federated Government Reserves Fund
Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—47.0%
$114,500,000	[1]	Federal Farm Credit System Discount Notes, 1.21% - 1.61%, 5/9/2018 - 10/5/2018	$114,195,796
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.762% (1-month USLIBOR -0.135%), 5/25/2018	50,000,000
74,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.802% - 1.812% (1-month USLIBOR -0.085%), 5/1/2018 - 5/15/2018	73,998,495
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.816% - 1.82% (1-month USLIBOR -0.08%), 5/13/2018 - 5/27/2018	49,993,174
30,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.823% (1-month USLIBOR -0.06%), 5/4/2018	29,998,752
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.829% - 1.836% (1-month USLIBOR -0.065%), 5/12/2018 - 5/29/2018	49,998,531
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.845% (1-month USLIBOR -0.055%), 5/27/2018	9,999,271
39,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.849% - 1.853% (1-month USLIBOR -0.045%), 5/12/2018 - 5/21/2018	38,999,574
22,800,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.85% (1-month USLIBOR -0.041%), 5/6/2018	22,800,000
40,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.854% - 1.856% (1-month USLIBOR -0.043%), 5/15/2018 - 5/21/2018	39,999,563
56,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.856% (1-month USLIBOR -0.04%), 5/13/2018	55,999,026
8,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.865% (1-month USLIBOR -0.03%), 5/9/2018	8,500,000
92,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.957% (1-month USLIBOR +0.059%), 5/21/2018	92,000,000
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.963% (1-month USLIBOR +0.065%), 5/22/2018	12,008,417
14,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.037% (1-month USLIBOR +0.15%), 5/1/2018	14,523,367
1,393,900,000	[1]	Federal Home Loan Bank System Discount Notes, 1.24% - 1.96%, 5/2/2018 - 1/2/2019	1,388,614,636
60,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.546% - 2.041% (3-month USLIBOR -0.245%), 5/8/2018 - 6/26/2018	60,000,000
98,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.563% - 2.121% (3-month USLIBOR -0.21%), 5/1/2018 - 7/9/2018	97,999,267
10,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.626% (3-month USLIBOR -0.185%), 5/10/2018	10,500,000
32,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.735% (1-month USLIBOR -0.16%), 5/8/2018	32,000,000
100,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.741% - 1.742% (1-month USLIBOR -0.155%), 5/13/2018 - 5/17/2018	100,000,000
208,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.746% - 1.748% (1-month USLIBOR -0.15%), 5/16/2018 - 5/23/2018	208,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.752% (1-month USLIBOR -0.143%), 5/18/2018	50,000,000
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.752% (1-month USLIBOR -0.145%), 5/25/2018	30,000,000
75,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.757% (1-month USLIBOR -0.14%), 5/16/2018 - 5/25/2018	75,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.762% (1-month USLIBOR -0.135%), 5/15/2018	20,000,000
56,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.765% - 1.767% (1-month USLIBOR -0.13%), 5/8/2018 - 5/25/2018	56,000,000
136,800,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.772% - 1.773% (1-month USLIBOR -0.125%), 5/20/2018 - 5/25/2018	136,799,045
109,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.784% - 1.824% (3-month USLIBOR -0.16%), 5/24/2018 - 5/30/2018	108,995,856
10,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.788% (1-month USLIBOR -0.11%), 5/22/2018	10,000,505
26,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.805% (1-month USLIBOR -0.09%), 5/9/2018	26,000,000
105,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.816% - 1.817% (1-month USLIBOR -0.08%), 5/19/2018 - 5/20/2018	105,001,701
52,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.822% - 1.83% (1-month USLIBOR -0.065%), 5/3/2018 - 5/8/2018	51,996,819
44,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.828% - 1.833% (1-month USLIBOR -0.05%), 5/4/2018 - 5/5/2018	44,250,000
76,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.834% - 1.837% (1-month USLIBOR -0.06%), 5/11/2018 - 5/18/2018	76,000,000
124,700,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.842% - 1.852% (1-month USLIBOR -0.045%), 5/1/2018 - 5/25/2018	124,697,873
23,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.842% (1-month USLIBOR -0.055%), 5/20/2018	23,250,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.858% (1-month USLIBOR -0.04%), 5/22/2018	25,000,000
11,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.863% (1-month USLIBOR -0.035%), 5/23/2018	11,001,558
42,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.991% (3-month USLIBOR -0.34%), 7/9/2018	42,500,000
77,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.038% - 2.152% (3-month USLIBOR -0.14%), 6/19/2018 - 6/26/2018	77,262,446
49,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.045% (3-month USLIBOR -0.25%), 6/28/2018	49,500,000
18,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.212% (3-month USLIBOR -0.15%), 7/22/2018	18,000,000
298,920,000		Federal Home Loan Bank System Notes, 0.625% - 2.75%, 6/8/2018 - 10/1/2018	298,808,434
85,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.767% (1-month USLIBOR -0.12%), 5/1/2018	85,000,000
45,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.11% (3-month USLIBOR -0.25%), 7/25/2018	45,000,000
97,070,000		Federal Home Loan Mortgage Corp. Notes, 1.05% - 1.15%, 6/15/2018 - 9/14/2018	97,002,155
1

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$35,596,000		Federal National Mortgage Association Notes, 1.125% - 1.875%, 7/20/2018 - 9/18/2018	$35,586,103
22,000,000		Tennessee Valley Authority Notes, 1.75%, 10/15/2018	22,039,613
		TOTAL GOVERNMENT AGENCIES	4,304,819,977
		U.S. TREASURY—5.6%
105,000,000	[1]	United States Treasury Bills, 1.83%, 8/30/2018	104,354,163
100,000,000	[1]	United States Treasury Bills, 1.83% - 1.835%, 9/6/2018	99,348,444
124,500,000	[1]	United States Treasury Bills, 1.855% - 1.895%, 9/13/2018	123,623,334
116,900,000	[1]	United States Treasury Bills, 1.895%, 9/27/2018	115,983,131
45,000,000		United States Treasury Notes, 0.75%, 8/31/2018	44,831,250
25,000,000		United States Treasury Notes, 1.00%, 8/15/2018	24,978,492
		TOTAL U.S. TREASURY	513,118,814
		REPURCHASE AGREEMENTS—47.4%
200,000,000		Repurchase agreement, 1.74% dated 4/30/2018 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $200,009,667 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $205,098,362.	200,000,000
40,000,000		Repurchase agreement, 1.75% dated 3/22/2018 under which Bank of Montreal will repurchase the securities provided as collateral for $40,173,056 on 6/19/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $40,974,542.	40,000,000
742,000,000		Interest in $900,000,000 joint repurchase agreement, 1.72% dated 4/30/2018 under which Barclays Bank PLC will repurchase the securities provided as collateral for $900,043,000 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 11/15/2040 and the market value of those underlying securities was $918,043,872.	742,000,000
250,000,000		Repurchase agreement, 1.71% dated 4/5/2018 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $250,344,375 on 5/4/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2047 and the market value of those underlying securities was $255,385,802.	250,000,000
100,000,000		Repurchase agreement, 1.72% dated 4/30/2018 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $100,004,778 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2018 and the market value of those underlying securities was $102,004,971.	100,000,000
200,000,000		Repurchase agreement, 1.74% dated 4/30/2018 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,009,667 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2036 and the market value of those underlying securities was $205,640,772.	200,000,000
37,673,000		Interest in $38,000,000 joint repurchase agreement, 1.73% dated 4/30/2018 under which BNP Paribas SA will repurchase the securities provided as collateral for $38,001,826 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 2/1/2047 and the market value of those underlying securities was $38,761,863.	37,673,000
150,000,000		Repurchase agreement, 1.71% dated 11/14/2017 under which BNP Paribas SA will repurchase the securities provided as collateral for $152,052,000 on 8/29/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $153,007,290.	150,000,000
150,000,000		Repurchase agreement, 1.72% dated 1/25/2018 under which BNP Paribas SA will repurchase the securities provided as collateral for $151,763,000 on 9/28/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 4/15/2023 and the market value of those underlying securities was $153,007,386.	150,000,000
500,000,000		Repurchase agreement, 1.70% dated 4/26/2018 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,165,278 on 5/3/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 1/20/2068 and the market value of those underlying securities was $510,401,329.	500,000,000
1,500,000,000		Repurchase agreement, 1.72% dated 4/30/2018 under which Fixed Income Clearing Corporation will repurchase the securities provided as collateral for $1,500,071,667 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2025 and the market value of those underlying securities was $1,530,000,056.	1,500,000,000
100,000,000		Repurchase agreement, 1.86% dated 4/18/2018 under which Lloyds Bank PLC, London will repurchase the securities provided as collateral for $100,320,333 on 6/19/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were Collateralized Mortgage Obligations securities with various maturities to 8/20/2047 and the market value of those underlying securities was $102,719,598.	100,000,000
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$86,000,000	Interest in $200,000,000 joint repurchase agreement, 1.72% dated 4/30/2018 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $200,009,556 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2020 and the market value of those underlying securities was $204,009,753.	$86,000,000
230,000,000	Interest in $250,000,000 joint repurchase agreement, 1.73% dated 4/30/2018 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $250,012,014 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 11/16/2059 and the market value of those underlying securities was $255,279,133.	230,000,000
4,000,000	Interest in $300,000,000 joint repurchase agreement, 1.74% dated 4/30/2018 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $300,014,500 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2052 and the market value of those underlying securities was $306,014,791.	4,000,000
50,000,000	Repurchase agreement, 1.74% dated 4/30/2018 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,002,417 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $51,002,574.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	4,339,673,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)	9,157,611,791
	OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	(1,209,342)
	TOTAL NET ASSETS—100%	$9,156,402,449
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of April 30, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
3
Federated Institutional Prime 60 Day Fund
Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—14.7%
		Finance - Banking—14.7%
$375,000		Bank of Montreal, 2.000%, 6/1/2018	$375,031
375,000		Royal Bank of Canada, 2.050%, 5/9/2018	374,979
375,000		Standard Chartered Bank PLC, 2.100%, 6/1/2018	374,836
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,124,846)	1,124,846
	[1]	COMMERCIAL PAPER—48.0%
		Aerospace/Auto—4.8%
365,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 1.986%, 6/12/2018	364,157
		Chemicals—4.9%
375,000		BASF SE, 2.006%, 6/4/2018	374,292
		Finance - Banking—18.9%
375,000		ANZ New Zealand National (Int'l) Ltd., 2.157%, 5/23/2018	374,507
350,000		Commonwealth Bank of Australia, 2.047%, 5/24/2018	349,544
375,000		J.P. Morgan Securities LLC, 2.057%, 5/30/2018	374,381
350,000		Sumitomo Mitsui Banking Corp., 2.057%, 5/21/2018	349,601
		TOTAL	1,448,033
		Finance - Commercial—4.9%
375,000		Atlantic Asset Securitization LLC, 1.956%, 5/4/2018	374,939
		Finance - Retail—9.6%
365,000		Barton Capital S.A., 2.107%, 6/21/2018	363,914
370,000		Sheffield Receivables Company LLC, 2.055%, 6/11/2018	369,136
		TOTAL	733,050
		Insurance—4.9%
375,000		UnitedHealth Group, Inc., 2.117%, 6/15/2018	374,011
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,668,482)	3,668,482
	[2]	NOTES - VARIABLE—4.6%
		Finance - Banking—4.6%
350,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.137% (1-month USLIBOR +0.240%), 5/15/2018 (IDENTIFIED COST $350,000)	350,000
		OTHER REPURCHASE AGREEMENTS—14.7%
		Finance - Banking—14.7%
375,000		BNP Paribas S.A. 1.82%, dated 4/30/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,005,056 on 5/1/2018, in which asset-backed securities, medium-term notes and Sovereign with a market value of $102,005,738 have been received as collateral and held with BNY Mellon as tri-party agent.	375,000
375,000		HSBC Securities (USA), Inc. 1.89%, dated 4/30/2018, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,017,325 on 5/1/2018, in which corporate bonds and medium-term notes with a market value of $336,604,024 have been received as collateral and held with JPMorgan Chase as tri-party agent.	375,000
375,000		ING Financial Markets LLC 1.89%, dated 4/30/2018, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,006,300 on 5/1/2018, in which corporate bonds with a market value of $122,407,469 have been received as collateral and held with JPMorgan Chase as tri-party agent.	375,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $1,125,000)	1,125,000
		REPURCHASE AGREEMENTS—19.0%
		Finance - Banking—19.0%
452,000		Interest in $2,200,000,000 joint repurchase agreement 1.73%, dated 4/30/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,105,722 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/16/2060 and the market value of those underlying securities was $2,258,126,073.	452,000
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$1,000,000	Interest in $2,000,000,000 joint repurchase agreement 1.74%, dated 4/30/2018 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $2,000,096,667 on 5/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $2,051,261,731.	$1,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $1,452,000)	1,452,000
	TOTAL INVESTMENT IN SECURITIES—101.0% (IDENTIFIED COST $7,720,328)	7,720,328
	OTHER ASSETS AND LIABILITIES - NET—(1.0)%[3]	(74,094)
	TOTAL NET ASSETS—100%	$7,646,234
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
3
Federated Government Obligations Fund
Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—44.0%
		Government Agency—44.0%
$1,698,778,000	[1]	Federal Farm Credit System Discount Notes, 1.200% - 2.020%, 5/8/2018 - 12/17/2018	$1,693,470,085
153,700,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.593% - 1.705% (3-month USLIBOR -0.180%), 5/1/2018 - 5/17/2018	153,701,002
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.761% (1-month USLIBOR -0.140%), 5/30/2018	50,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.762% (1-month USLIBOR -0.135%), 5/25/2018	50,000,000
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.767% (1-month USLIBOR -0.130%), 5/20/2018	100,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.771% (1-month USLIBOR -0.125%), 5/13/2018	49,989,224
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.781% (1-month USLIBOR -0.120%), 5/30/2018	49,997,887
75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.788% (1-month USLIBOR -0.095%), 5/4/2018	74,998,675
439,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.802% - 1.812% (1-month USLIBOR -0.085%), 5/1/2018 - 5/15/2018	438,990,970
346,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.816% - 1.820% (1-month USLIBOR -0.080%), 5/13/2018 - 5/27/2018	345,956,181
240,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.823% (1-month USLIBOR -0.075%), 5/26/2018	240,000,000
536,700,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.823% - 1.838% (1-month USLIBOR -0.060%), 5/4/2018 - 5/23/2018	536,691,777
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.827% (1-month USLIBOR -0.070%), 5/24/2018	49,999,000
304,750,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.829% - 1.836% (1-month USLIBOR -0.065%), 5/12/2018 - 5/29/2018	304,741,351
171,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.845% (1-month USLIBOR -0.055%), 5/27/2018	170,987,532
308,850,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.849% - 1.853% (1-month USLIBOR -0.045%), 5/12/2018 - 5/21/2018	308,847,668
137,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.850% (1-month USLIBOR -0.041%), 5/6/2018	137,000,000
237,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.854% - 1.856% (1-month USLIBOR -0.043%), 5/15/2018 - 5/21/2018	236,997,413
338,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.856% (1-month USLIBOR -0.040%), 5/13/2018	337,994,118
69,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.865% (1-month USLIBOR -0.030%), 5/9/2018	69,000,000
78,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.951% (1-month USLIBOR +0.055%), 5/19/2018	77,998,694
70,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.963% (1-month USLIBOR +0.065%), 5/22/2018	70,560,022
5,150,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.982% (1-month USLIBOR +0.095%), 5/3/2018	5,150,994
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.986% (1-month USLIBOR +0.090%), 5/19/2018	50,040,325
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.016% (1-month USLIBOR +0.120%), 5/13/2018	100,124,190
75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.212% (3-month USLIBOR -0.150%), 7/23/2018	75,000,000
50,000,000		Federal Farm Credit System Notes, 1.030% - 1.250%, 7/13/2018 - 9/5/2018	49,993,807
8,965,253,000	[1]	Federal Home Loan Bank System Discount Notes, 1.240% - 1.960%, 5/2/2018 - 1/2/2019	8,934,475,161
360,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.546% - 2.041% (3-month USLIBOR -0.245%), 5/8/2018 - 6/26/2018	360,000,000
712,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.563% - 2.121% (3-month USLIBOR -0.210%), 5/1/2018 - 7/9/2018	711,995,632
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.616% (3-month USLIBOR -0.195%), 5/10/2018	19,988,736
63,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.626% (3-month USLIBOR -0.185%), 5/10/2018	63,000,000
104,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.666% (3-month USLIBOR -0.125%), 5/8/2018	103,999,900
400,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.717% (1-month USLIBOR -0.170%), 5/1/2018	400,000,000
582,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.735% - 1.737% (1-month USLIBOR -0.160%), 5/8/2018 - 5/16/2018	582,000,000
674,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.741% - 1.742% (1-month USLIBOR -0.155%), 5/13/2018 - 5/17/2018	674,000,000
1,414,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.744% - 1.748% (1-month USLIBOR -0.150%), 5/12/2018 - 5/25/2018	1,414,500,000
345,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.752% (1-month USLIBOR -0.143%), 5/18/2018	345,000,000
220,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.752% (1-month USLIBOR -0.145%), 5/25/2018	220,000,000
262,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.757% (1-month USLIBOR -0.140%), 5/16/2018 - 5/25/2018	262,000,000
280,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.761% - 1.762% (1-month USLIBOR -0.135%), 5/15/2018 - 5/17/2018	279,999,507
893,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.765% - 1.767% (1-month USLIBOR -0.130%), 5/8/2018 - 5/25/2018	893,000,000
777,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.769% - 1.773% (1-month USLIBOR -0.125%), 5/12/2018 - 5/25/2018	776,994,032
859,400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.784% - 1.911% (3-month USLIBOR -0.160%), 5/24/2018 - 6/12/2018	859,348,962
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.788% (1-month USLIBOR -0.110%), 5/22/2018	20,001,009
167,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.805% (1-month USLIBOR -0.090%), 5/9/2018	167,000,000
1

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Government Agency—continued
$666,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.816% - 1.817% (1-month USLIBOR -0.080%), 5/19/2018 - 5/20/2018	$666,011,297
368,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.822% - 1.830% (1-month USLIBOR -0.065%), 5/3/2018 - 5/8/2018	367,978,624
367,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.828% - 1.844% (1-month USLIBOR -0.050%), 5/4/2018 - 5/12/2018	367,000,000
504,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.834% - 1.837% (1-month USLIBOR -0.060%), 5/11/2018 - 5/18/2018	504,000,000
168,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.842% (1-month USLIBOR -0.055%), 5/20/2018	168,000,000
607,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.842% - 1.852% (1-month USLIBOR -0.045%), 5/1/2018 - 5/25/2018	606,995,841
174,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.858% (1-month USLIBOR -0.040%), 5/22/2018	174,750,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.863% (1-month USLIBOR -0.035%), 5/23/2018	50,007,081
342,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.991% (3-month USLIBOR -0.340%), 7/9/2018	342,500,000
415,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.038% - 2.152% (3-month USLIBOR -0.140%), 6/19/2018 - 6/26/2018	415,101,122
339,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.045% (3-month USLIBOR -0.250%), 6/28/2018	339,000,000
59,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.212% (3-month USLIBOR -0.150%), 7/22/2018	59,000,000
1,046,600,000		Federal Home Loan Bank System, 0.625% - 1.750%, 6/8/2018 - 12/14/2018	1,046,102,569
565,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.767% (1-month USLIBOR -0.120%), 5/1/2018	565,000,000
170,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.802% (1-month USLIBOR -0.095%), 5/20/2018	170,000,000
951,600,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.087% - 2.110% (3-month USLIBOR -0.250%), 7/10/2018 - 7/25/2018	951,600,403
704,600,000		Federal Home Loan Mortgage Corp., 0.875% - 4.875%, 5/11/2018 - 10/12/2018	704,105,554
289,592,000		Federal National Mortgage Association, 0.875% - 1.875%, 5/21/2018 - 9/18/2018	289,623,198
409,899,575	[2]	Housing and Urban Development Floating Rate Notes, 2.508% (3-month USLIBOR +0.200%), 5/1/2018	409,899,575
38,432,000		Tennessee Valley Authority, 1.750%, 10/15/2018	38,509,313
		TOTAL GOVERNMENT AGENCIES	31,150,718,431
		U.S. TREASURIES—7.4%
		U.S. Treasury Notes—7.4%
850,000,000	[1]	United States Treasury Bills, 1.268% - 1.890%, 9/13/2018	844,395,977
450,000,000	[1]	United States Treasury Bills, 1.820% - 1.875%, 8/16/2018	447,524,882
810,000,000	[1]	United States Treasury Bills, 1.830%, 8/30/2018	805,017,825
1,100,000,000	[1]	United States Treasury Bills, 1.830% - 1.835%, 9/6/2018	1,092,836,445
656,000,000	[1]	United States Treasury Bills, 1.895%, 9/27/2018	650,854,865
125,000,000	[1]	United States Treasury Bills, 1.900%, 10/4/2018	123,970,833
350,000,000	[1]	United States Treasury Bills, 1.930%, 9/20/2018	347,335,528
300,000,000	[1]	United States Treasury Bills, 1.945%, 10/18/2018	297,244,583
494,000,000		United States Treasury Notes, 0.750% - 1.500%, 8/31/2018	493,209,693
119,500,000		United States Treasury Notes, 1.000%, 8/15/2018	119,397,191
		TOTAL U.S. TREASURIES	5,221,787,822
		REPURCHASE AGREEMENTS—48.7%
730,000,000		Interest in $1,200,000,000 joint repurchase agreement 1.74%, dated 4/30/2018 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $1,200,058,000 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2048 and the market value of those underlying securities was $1,232,861,283.	730,000,000
85,000,000		Interest in $250,000,000 joint repurchase agreement 1.74%, dated 4/30/2018 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,012,083 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2048 and the market value of those underlying securities was $256,126,225.	85,000,000
220,000,000		Repurchase agreement 1.74%, dated 4/30/2018 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $220,010,633 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2048 and the market value of those underlying securities was $225,456,863.	220,000,000
250,000,000		Interest in $350,000,000 joint repurchase agreement 1.66%, dated 1/25/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $352,436,972 on 6/25/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $358,425,318.	250,000,000
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$170,000,000	Interest in $315,000,000 joint repurchase agreement 1.71%, dated 11/14/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $316,795,500 on 8/29/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $321,315,353.	$170,000,000
100,000,000	Repurchase agreement 1.73%, dated 4/30/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $100,004,806 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $102,004,902.	100,000,000
135,000,000	Repurchase agreement 1.73%, dated 4/30/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $135,006,488 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/15/2048 and the market value of those underlying securities was $138,118,110.	135,000,000
500,000,000	Repurchase agreement 1.73%, dated 4/30/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $500,024,028 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2048 and the market value of those underlying securities was $510,062,080.	500,000,000
3,800,000,000	Interest in $7,000,000,000 joint repurchase agreement 1.74%, dated 4/30/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $7,000,338,333 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $7,126,840,190.	3,800,000,000
771,964,000	Interest in $1,000,000,000 joint repurchase agreement 1.74%, dated 4/30/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,000,048,333 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2045 and the market value of those underlying securities was $1,020,049,300.	771,964,000
150,000,000	Repurchase agreement 1.74%, dated 4/30/2018 under which Bank of Montreal will repurchase securities provided as collateral for $150,007,250 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/1/2047 and the market value of those underlying securities was $153,189,013.	150,000,000
250,000,000	Repurchase agreement 1.75%, dated 3/22/2018 under which Bank of Montreal will repurchase securities provided as collateral for $251,093,750 on 6/21/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $255,483,467.	250,000,000
240,000,000	Interest in $400,000,000 joint repurchase agreement 1.75%, dated 4/11/2018 under which Bank of Montreal will repurchase securities provided as collateral for $401,711,111 on 7/9/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $408,376,863.	240,000,000
200,000,000	Interest in $300,000,000 joint repurchase agreement 1.82%, dated 4/18/2018 under which Bank of Montreal will repurchase securities provided as collateral for $301,289,167 on 7/13/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $306,185,668.	200,000,000
150,000,000	Repurchase agreement 1.74%, dated 4/30/2018 under which Bank of Nova Scotia will repurchase securities provided as collateral for $150,007,250 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2048 and the market value of those underlying securities was $153,469,113.	150,000,000
3,182,400,000	Interest in $4,450,000,000 joint repurchase agreement 1.72%, dated 4/30/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $4,450,212,611 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $4,539,216,942.	3,182,400,000
500,000,000	Interest in $750,000,000 joint repurchase agreement 1.71%, dated 4/5/2018 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $751,033,125 on 5/4/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2048 and the market value of those underlying securities was $766,019,147.	500,000,000
200,000,000	Interest in $350,000,000 joint repurchase agreement 1.75%, dated 4/18/2018 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $350,510,417 on 5/18/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $357,225,610.	200,000,000
150,000,000	Repurchase agreement 1.75%, dated 4/18/2018 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $150,211,458 on 5/18/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $153,089,282.	150,000,000
1,000,000,000	Interest in $1,800,000,000 joint repurchase agreement 1.74%, dated 4/30/2018 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $1,800,087,000 on 5/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2048 and the market value of those underlying securities was $1,836,088,740.	1,000,000,000
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$250,000,000	Repurchase agreement 1.73%, dated 4/30/2018 under which Citibank, N.A. will repurchase securities provided as collateral for $250,012,014 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/20/2067 and the market value of those underlying securities was $255,012,419.	$250,000,000
750,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.70%, dated 4/26/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,330,556 on 5/3/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2060 and the market value of those underlying securities was $1,025,127,304.	750,000,000
300,000,000	Interest in $500,000,000 joint repurchase agreement 1.69%, dated 4/26/2018 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,164,306 on 5/3/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $510,119,729.	300,000,000
500,000,000	Interest in $500,000,000 joint repurchase agreement 1.74%, dated 4/30/2018 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $500,024,167 on 5/1/2018. The securities provided as collateral at the end of the period held with State Street Bank as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $506,229,476.	500,000,000
65,000,000	Repurchase agreement 1.72%, dated 4/30/2018 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $65,003,106 on 5/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2048 and the market value of those underlying securities was $66,815,294.	65,000,000
500,000,000	Repurchase agreement 1.74%, dated 4/30/2018 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $500,024,167 on 5/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2048 and the market value of those underlying securities was $515,002,426.	500,000,000
100,000,000	Repurchase agreement 1.72%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,167,222 on 5/11/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $102,170,567.	100,000,000
100,000,000	Interest in $100,000,000 joint repurchase agreement 1.72%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,167,222 on 5/11/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2045 and the market value of those underlying securities was $102,170,567.	100,000,000
250,000,000	Repurchase agreement 1.72%, dated 4/27/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,083,611 on 5/4/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2048 and the market value of those underlying securities was $255,085,283.	250,000,000
250,000,000	Repurchase agreement 1.72%, dated 4/27/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,083,611 on 5/4/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $255,085,284.	250,000,000
1,500,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.72%, dated 4/30/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,143,333 on 5/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $3,040,266,424.	1,500,000,000
111,600,000	Repurchase agreement 1.74%, dated 4/30/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $111,605,394 on 5/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2048 and the market value of those underlying securities was $113,837,502.	111,600,000
300,000,000	Repurchase agreement 1.74%, dated 4/30/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $300,101,500 on 5/7/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 5/16/2053 and the market value of those underlying securities was $307,196,994.	300,000,000
150,000,000	Interest in $250,000,000 joint repurchase agreement 1.76%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,733,750 on 5/22/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $255,424,108.	150,000,000
100,000,000	Repurchase agreement 1.76%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,293,500 on 5/22/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $102,169,643.	100,000,000
150,000,000	Repurchase agreement 1.78%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $150,438,321 on 6/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2047 and the market value of those underlying securities was $153,447,088.	150,000,000
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$430,000,000	Interest in $450,000,000 joint repurchase agreement 1.74%, dated 4/30/2018 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,021,750 on 5/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/25/2053 and the market value of those underlying securities was $463,500,069.	$430,000,000
375,000,000	Interest in $500,000,000 joint repurchase agreement 1.70%, dated 1/24/2018 under which Mitsubishi UFJ Securities (USA), will repurchase securities provided as collateral for $500,826,389 on 5/25/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2065 and the market value of those underlying securities was $514,743,395.	375,000,000
1,000,000,000	Repurchase agreement 1.74%, dated 4/30/2018 under which Mitsubishi UFJ Securities (USA), will repurchase securities provided as collateral for $1,000,048,333 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2063 and the market value of those underlying securities was $1,029,227,216.	1,000,000,000
225,000,950	Repurchase agreement 1.72%, dated 4/30/2018 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $225,010,750 on 5/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2019 and the market value of those underlying securities was $228,201,879.	225,000,950
32,106,000	Interest in $550,000,000 joint repurchase agreement 1.74%, dated 4/30/2018 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,026,583 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2048 and the market value of those underlying securities was $563,552,380.	32,106,000
1,100,000,000	Repurchase agreement 1.72%, dated 4/30/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,100,052,556 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $1,122,053,609.	1,100,000,000
930,548,000	Interest in $2,200,000,000 joint repurchase agreement 1.73%, dated 4/30/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,105,722 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/16/2060 and the market value of those underlying securities was $2,258,126,073.	930,548,000
115,696,000	Repurchase agreement 1.76%, dated 4/30/2018 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $115,701,656 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2046 and the market value of those underlying securities was $117,811,018.	115,696,000
363,454,000	Repurchase agreement 1.75%, dated 4/30/2018 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $363,471,668 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $370,002,035.	363,454,000
200,000,000	Interest in $250,000,000 joint repurchase agreement 1.53%, dated 2/8/2018 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $250,956,250 on 5/9/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2048 and the market value of those underlying securities was $256,046,743.	200,000,000
300,000,000	Interest in $500,000,000 joint repurchase agreement 1.72%, dated 4/9/2018 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $500,716,667 on 5/9/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2048 and the market value of those underlying securities was $511,127,745.	300,000,000
500,000,000	Interest in $750,000,000 joint repurchase agreement 1.73%, dated 4/3/2018 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $752,270,625 on 6/5/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/1/2057 and the market value of those underlying securities was $768,718,886.	500,000,000
1,300,000,000	Repurchase agreement 1.74%, dated 4/30/2018 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $1,300,062,833 on 5/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2058 and the market value of those underlying securities was $1,326,617,840.	1,300,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 1.76%, dated 4/4/2018 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $502,102,222 on 6/29/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2048 and the market value of those underlying securities was $512,409,367.	400,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 1.88%, dated 4/26/2018 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $502,350,000 on 7/25/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2057 and the market value of those underlying securities was $513,248,605.	400,000,000
1,450,000,000	Repurchase agreement 1.72%, dated 4/30/2018 under which Royal Bank of Scotland will repurchase securities provided as collateral for $1,450,069,278 on 5/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $1,479,004,943.	1,450,000,000
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Repurchase agreement 1.74%, dated 4/30/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $500,024,167 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2047 and the market value of those underlying securities was $510,989,277.	$500,000,000
300,000,000	Interest in $500,000,000 joint repurchase agreement 1.74%, dated 4/30/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $500,169,167 on 5/7/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2047 and the market value of those underlying securities was $511,050,963.	300,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 1.76%, dated 4/26/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $501,491,111 on 6/26/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/20/2048 and the market value of those underlying securities was $510,473,304.	400,000,000
1,000,000,000	Interest in $2,000,000,000 joint repurchase agreement 1.72%, dated 4/30/2018 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,095,556 on 5/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $2,042,990,776.	1,000,000,000
1,999,000,000	Interest in $2,000,000,000 joint repurchase agreement 1.74%, dated 4/30/2018 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,096,667 on 5/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $2,051,261,731.	1,999,000,000
400,000,000	Repurchase agreement 1.74%, dated 4/30/2018 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,019,333 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2048 and the market value of those underlying securities was $408,019,720.	400,000,000
250,000,000	Repurchase agreement 1.74%, dated 4/30/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,012,083 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $255,012,339.	250,000,000
2,230,000,000	Interest in $3,230,000,000 joint Repurchase agreement 1.74%, dated 4/30/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $3,230,156,117 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2048 and the market value of those underlying securities was $3,294,759,255.	2,230,000,000
50,000,000	Repurchase agreement 1.74%, dated 4/30/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $50,002,417 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 8/15/2043 and the market value of those underlying securities was $51,002,574.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	34,411,768,950
	TOTAL INVESTMENT IN SECURITIES—100.1% (AT AMORTIZED COST)	70,784,275,203
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(41,769,212)
	TOTAL NET ASSETS—100%	$70,742,505,991
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value (NAV) per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews
6

of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of April 30, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
7
Federated Government Obligations Tax-Managed Fund
Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—74.9%
$75,760,000		Federal Farm Credit System Notes, 0.82% - 1.70%, 5/11/2018 - 10/15/2018	$75,624,385
660,000,000	[1]	Federal Farm Credit System Discount Notes, 1.25% - 1.99%, 5/17/2018 - 1/2/2019	656,418,860
69,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.593% (3-month USLIBOR -0.18%), 5/1/2018	69,522,799
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.614% (3-month USLIBOR -0.37%), 5/30/2018	49,999,581
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.722% (1-month USLIBOR -0.165%), 5/2/2018	99,998,730
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.758% (1-month USLIBOR -0.14%), 5/21/2018	99,999,630
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.781% (1-month USLIBOR -0.12%), 5/30/2018	49,997,887
200,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.782% - 1.783% (1-month USLIBOR -0.115%), 5/11/2018 - 5/23/2018	199,999,036
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.783% (1-month USLIBOR -0.10%), 5/4/2018	49,995,370
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.788% (1-month USLIBOR -0.095%), 5/4/2018	49,999,117
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.82% (1-month USLIBOR -0.08%), 5/27/2018	49,996,520
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.829% (1-month USLIBOR -0.065%), 5/12/2018	24,998,734
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.872% (1-month USLIBOR -0.025%), 5/24/2018	19,999,425
10,330,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.916% (1-month USLIBOR +0.02%), 5/17/2018	10,329,910
15,190,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.987% (1-month USLIBOR +0.09%), 5/25/2018	15,190,485
5,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.087% (1-month USLIBOR +0.19%), 5/16/2018	5,016,102
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.144% (3-month USLIBOR -0.195%), 7/12/2018	9,997,981
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.212% (3-month USLIBOR -0.15%), 7/23/2018	50,000,000
90,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.409% (3-month USLIBOR +0.05%), 7/29/2018	90,120,025
1,582,900,000	[1]	Federal Home Loan Bank System Discount Notes, 1.41% - 1.89%, 5/1/2018 - 7/27/2018	1,580,213,467
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.546% - 1.594% (3-month USLIBOR -0.245%), 5/8/2018 - 5/15/2018	50,000,000
230,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.717% (1-month USLIBOR -0.17%), 5/1/2018	230,000,000
150,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.723% (1-month USLIBOR -0.155%), 5/5/2018	150,000,000
100,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.737% (1-month USLIBOR -0.16%), 5/16/2018	100,000,000
100,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.749% (1-month USLIBOR -0.145%), 5/12/2018	100,000,000
89,400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.756% - 1.757% (1-month USLIBOR -0.14%), 5/12/2018 - 5/16/2018	89,399,368
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.762% (1-month USLIBOR -0.135%), 5/15/2018	50,000,000
150,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.772% (1-month USLIBOR -0.125%), 5/25/2018	149,994,655
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.784% (3-month USLIBOR -0.16%), 5/24/2018	50,007,531
122,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.786% (1-month USLIBOR -0.115%), 5/28/2018	122,017,126
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.842% (1-month USLIBOR -0.045%), 5/1/2018	29,999,024
1,925,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.158% (3-month USLIBOR -0.163%), 7/5/2018	1,924,375
		TOTAL GOVERNMENT AGENCIES	4,380,760,123
		U.S. TREASURY—29.4%
318,200,000		United States Treasury Bills, 1.55% - 1.64%, 5/10/2018	318,071,224
100,000,000		United States Treasury Bills, 1.655%, 5/3/2018	99,990,806
250,000,000		United States Treasury Bills, 1.66%, 6/7/2018	249,573,472
50,000,000		United States Treasury Bills, 1.805%, 6/21/2018	49,872,146
63,000,000		United States Treasury Bills, 1.83%, 8/30/2018	62,612,498
250,000,000		United States Treasury Bills, 1.83% - 1.835%, 8/2/2018	248,842,278
50,000,000		United States Treasury Bills, 1.835%, 7/26/2018	49,780,819
100,000,000		United States Treasury Bills, 1.875%, 10/11/2018	99,151,041
122,500,000		United States Treasury Bills, 1.88%, 8/16/2018	121,815,497
50,000,000		United States Treasury Bills, 1.945%, 10/18/2018	49,540,764
1

Principal Amount			Value
		U.S. TREASURY—continued
$50,000,000	[2]	United States Treasury Floating Rate Notes, 1.909% (91-day T-Bill +0.07%), 5/1/2018	$49,995,458
234,000,000		United States Treasury Notes, 0.875% - 1.00%, 5/31/2018	233,930,824
88,000,000		United States Treasury Notes, 1.00%, 5/15/2018	87,993,053
		TOTAL U.S. TREASURY	1,721,169,880
		TOTAL INVESTMENT IN SECURITIES—104.3% (AT AMORTIZED COST)	6,101,930,003
		OTHER ASSETS AND LIABILITIES - NET—(4.3)%[3]	(251,142,975)
		TOTAL NET ASSETS—100%	$5,850,787,028
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of April 30, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Note: The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
2
Federated Institutional Money Market Management
Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—5.1%
		Finance - Banking—5.1%
$ 1,200,000		BMO Harris Bank, N.A., 1.920%, 5/14/2018	$1,200,000
1,500,000		Commonwealth Bank of Australia, 1.600%, 9/21/2018	1,496,177
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,700,000)	2,696,177
	[1]	COMMERCIAL PAPER—50.0%
		Aerospace/Auto—3.4%
1,800,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. Support Agreement), 1.681%, 7/20/2018	1,791,045
		Chemicals—0.5%
250,000		BASF SE, 1.801%, 5/2/2018	249,988
		Finance - Banking—19.1%
2,200,000		Antalis S.A., (Societe Generale, Paris LIQ), 1.771%, 5/4/2018	2,199,676
900,000		Bank of Nova Scotia, Toronto, 1.497%, 5/23/2018	899,186
1,500,000		Banque et Caisse d'Epargne de L'Etat, 2.123%, 8/17/2018	1,489,545
500,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.000%, 10/9/2018	494,470
1,500,000		Canadian Imperial Bank of Commerce, 2.193%, 6/14/2018	1,496,003
1,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.751%, 5/2/2018 - 5/4/2018	999,903
2,500,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.162% - 2.364%, 6/6/2018 - 6/26/2018	2,493,119
		TOTAL	10,071,902
		Finance - Retail—14.8%
1,750,000		Barton Capital S.A., 1.751% - 2.208%, 5/3/2018 - 5/24/2018	1,749,175
800,000		CRC Funding, LLC, 1.788%, 5/10/2018	799,644
2,500,000		Sheffield Receivables Company LLC, 2.333% - 2.334%, 7/9/2018 - 7/13/2018	2,488,747
2,750,000		Thunder Bay Funding, LLC, 1.715% - 1.776%, 6/5/2018 - 6/15/2018	2,744,714
		TOTAL	7,782,280
		Finance - Securities—3.8%
2,000,000		Collateralized Commercial Paper Co. LLC, 1.763% - 1.917%, 8/6/2018 - 9/7/2018	1,984,822
		Insurance—4.2%
2,200,000		UnitedHealth Group, Inc., 1.931% - 2.118%, 5/4/2018 - 6/25/2018	2,196,583
		Sovereign—4.2%
2,250,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.263% - 2.303%, 7/1/2018 - 7/26/2018	2,241,302
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $26,325,727)	26,317,922
		CORPORATE BOND—0.7%
		Finance - Banking—0.7%
400,000		Nordea Bank AB, Series 144A, 1.625%, 5/15/2018 (IDENTIFIED COST $399,897)	399,897
	[2]	NOTES - VARIABLE—26.0%
		Finance - Banking—25.0%
2,750,000		Alpine Securitization Ltd., (Credit Suisse AG LIQ), 2.098% (1-month USLIBOR +0.200%), 6/22/2018	2,750,000
300,000		Canadian Imperial Bank of Commerce, 2.134% (1-month USLIBOR +0.240%), 10/18/2018	299,834
500,000		Canadian Imperial Bank of Commerce, 2.186% (3-month USLIBOR +0.180%), 6/1/2018	500,808
1,300,000		Commonwealth Bank of Australia, 2.087% (1-month USLIBOR +0.190%), 9/14/2018	1,299,415
2,585,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, Weekly VRDN, (Northern Trust Co., Chicago, IL LOC), 1.830%, 5/3/2018	2,585,000
500,000		Pepper Residential Securities Trust No. 19, Class A1, (GTD by National Australia Bank Ltd., Melbourne), 2.244% (1-month USLIBOR +0.350%), 10/12/2018	499,776
1,000,000		Royal Bank of Canada, 2.133% (1-month USLIBOR +0.250%), 5/4/2018	999,080
1

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$1,250,000		Royal Bank of Canada, 2.458% (3-month USLIBOR +0.150%), 7/3/2018	$1,251,743
1,000,000		Toronto Dominion Bank, 2.117% (1-month USLIBOR +0.230%), 5/1/2018	999,582
1,000,000		Toronto Dominion Bank, 2.131% (1-month USLIBOR +0.230%), 11/30/2018	999,569
500,000		Wells Fargo Bank, N.A., 2.481% (3-month USLIBOR +0.150%), 7/9/2018	500,811
500,000		Wells Fargo Bank, N.A., 2.560% (3-month USLIBOR +0.200%), 7/25/2018	499,951
		TOTAL	13,185,569
		Finance - Securities—1.0%
500,000		Collateralized Commercial Paper II Co. LLC, 2.502% (3-month USLIBOR +0.200%), 9/28/2018	500,616
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $13,684,951)	13,686,185
		OTHER REPURCHASE AGREEMENTS—13.9%
		Finance - Banking—13.9%
2,200,000		Citigroup Global Markets, Inc. 2.19%, dated 4/30/2018, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,042 on 5/1/2018, in which mortgage backed securities with a market value of $51,003,103 have been received as collateral and held with BNY Mellon as tri-party agent.	2,200,000
2,200,000		HSBC Securities (USA), Inc., 1.89%, dated 4/30/2018 interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,017,325 on 5/1/2018, in which corporate bonds and medium term notes with a market value of $336,604,024 have been received as collateral and held with JPMorgan Chase as tri-party agent.	2,200,000
2,000,000		ING Financial Markets LLC, 1.89%, dated 4/30/2018 interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,006,300 on 5/1/2018, in which corporate bonds with a market value of $122,407,469 have been received as collateral and held with JPMorgan Chase as tri-party agent.	2,000,000
900,000		MUFG Securities Americas, Inc., 1.89%, dated 4/30/2018 interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 5/1/2018, in which American depository receipts, common stocks, corporate bonds, medium-term notes and municipal bonds, with a market value of $204,010,710 have been received as collateral and held with BNY Mellon as tri-party agent.	900,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $7,300,000)	7,300,000
		REPURCHASE AGREEMENT—3.8%
		Finance - Banking—3.8%
2,000,000		Interest in $2,200,000,000 joint repurchase agreement 1.73%, dated 4/30/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,105,722 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/16/2060 and the market value of those underlying securities was $2,258,126,073.	2,000,000
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $52,410,575)	52,400,181
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	269,189
		TOTAL NET ASSETS—100%	$52,669,370
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
2

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDN	—Variable Rate Demand Note
3
Federated Municipal Obligations Fund
Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.2%
		Alabama—6.3%
$2,450,000		Alabama HFA MFH (Park Towne Villas Ltd.), (2000 Series C: Parktowne Apartments) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.870%, 5/3/2018	$2,450,000
3,470,000		Alabama HFA MFH (Summit South Mall Apartments Ltd.), (2007 Series C) Weekly VRDNs (FNMA LOC), 1.870%, 5/3/2018	3,470,000
1,345,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.870%, 5/3/2018	1,345,000
50,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Daily VRDNs, 1.700%, 5/1/2018	50,000,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 1.970%, 5/3/2018	15,000,000
5,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 1.630%, 5/1/2018	5,000,000
13,650,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs (Comerica Bank LOC), 1.870%, 5/3/2018	13,650,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs (Citibank NA, New York LOC), 1.870%, 5/3/2018	10,000,000
44,500,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.700%, 5/1/2018	44,500,000
700,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.700%, 5/1/2018	700,000
		TOTAL	146,115,000
		Arizona—0.8%
7,221,000		Flagstaff, AZ IDA (Joy Cone Co.), (Series 1999) Weekly VRDNs (Citizens Bank of Pennsylvania LOC), 1.860%, 5/3/2018	7,221,000
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.930%, 5/3/2018	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.860%, 5/3/2018	6,750,000
		TOTAL	19,581,000
		Arkansas—0.2%
3,830,000		Lowell, AR IDRB (Arkansas Democrat-Gazette, Inc.), (Series 2006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.000%, 5/2/2018	3,830,000
		California—7.2%
4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs (City National Bank LOC), 1.900%, 5/3/2018	4,910,000
23,745,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.910%, 5/3/2018	23,745,000
2,245,000		California Infrastructure & Economic Development Bank (Bonny Doon Winery, Inc.), (Series 2000A) Weekly VRDNs (Comerica Bank LOC), 1.900%, 5/3/2018	2,245,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs (CoBank, ACB LOC), 1.870%, 5/3/2018	2,000,000
3,185,000		California PCFA (Carlos Echeverria and Sons Dairy), (Series 2002) Weekly VRDNs (CoBank, ACB LOC), 1.870%, 5/3/2018	3,185,000
2,230,000		California PCFA (Metropolitan Recycling LLC), (Series 2012A) Weekly VRDNs (Comerica Bank LOC), 1.910%, 5/2/2018	2,230,000
825,000		California PCFA (Mill Valley Refuse Service, Inc.), (Series 2014) Weekly VRDNs (Comerica Bank LOC), 1.910%, 5/2/2018	825,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.870%, 5/3/2018	3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.860%, 5/2/2018	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs (Bank of America N.A. LOC), 1.870%, 5/3/2018	2,940,000
5,000,000		California PCFA (Western Sky Dairy), (Series 2001A) Weekly VRDNs (Bank of America N.A. LOC), 1.870%, 5/3/2018	5,000,000
1,600,000		California Statewide Communities Development Authority IDRB (Sarich Family Living Trust), (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.900%, 5/3/2018	1,600,000
47,090,000		Golden State Tobacco Securitization Corp., CA (California State), Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.850%, 5/3/2018	47,090,000
19,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 1.900%, 5/3/2018	19,500,000
19,000,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 5) Weekly VRDPs (Citibank NA, New York LIQ), 1.900%, 5/3/2018	19,000,000
		TOTAL	167,270,000
		Colorado—1.3%
7,425,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 7/19/2018	7,425,000
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Colorado—continued
$3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs (CoBank, ACB LOC), 1.870%, 5/3/2018	$3,300,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs (UMB Bank, N.A. LOC), 1.950%, 5/3/2018	4,615,000
1,625,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.900%, 5/3/2018	1,625,000
1,810,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs (UMB Bank, N.A. LOC), 2.000%, 5/3/2018	1,810,000
11,175,000		El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 7/26/2018	11,175,000
		TOTAL	29,950,000
		Connecticut—1.3%
10,600,000		Bethel, CT, 2.00% BANs, 6/15/2018	10,607,587
2,625,000		Connecticut State HEFA (Central Connecticut Coast YMCA), (Series A) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.780%, 5/3/2018	2,625,000
5,000,000		Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs (Bank of America N.A. LIQ), 1.850%, 5/3/2018	5,000,000
11,500,000		Connecticut State, Golden Blue (Series 2017-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.930%, 5/3/2018	11,500,000
		TOTAL	29,732,587
		District of Columbia—0.3%
4,765,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/31/2018	4,765,000
1,000,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-3) Weekly VRDNs (Royal Bank of Canada LOC), 1.780%, 5/3/2018	1,000,000
		TOTAL	5,765,000
		Florida—7.8%
10,000,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 1.710%, 5/1/2018	10,000,000
18,840,000		Central Florida Expressway Authority, Golden Blue (Series 2018-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.930%, 5/3/2018	18,840,000
10,000,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), 1.21% CP, Mandatory Tender 5/3/2018	10,000,000
4,980,000		Florida State Board of Education (Florida State), Solar Eclipse (Series 2017-0049), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/14/2018	4,980,000
3,650,000		Florida State, Solar Eclipse (Series 2017-0054), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/21/2018	3,650,000
10,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), 1.78% CP, Mandatory Tender 5/14/2018	10,000,000
13,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1992), 1.78% CP, Mandatory Tender 5/14/2018	13,000,000
8,250,000		Miami-Dade County, FL Aviation, Tender Option Bond Trust Receipts (2016-XL0035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.850%, 5/3/2018	8,250,000
5,575,000		Miami-Dade County, FL IDA (CAE USA, Inc.), (Series 2000A) Weekly VRDNs (Royal Bank of Canada LOC), 1.840%, 5/2/2018	5,575,000
5,000,000		Miami-Dade County, FL Transit System, Tender Option Bond Trust Certificates (Series 2015-ZF2083) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.900%, 5/3/2018	5,000,000
10,000,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.900%, 5/3/2018	10,000,000
7,650,000		Orange County, FL HFA (Marbella Pointe), (Series 2007A) Weekly VRDNs (FHLB of San Francisco LOC), 1.800%, 5/3/2018	7,650,000
1,790,000		Seminole County, FL IDA (3100 Camp Road LLC), (Series 2008) Weekly VRDNs (PNC Bank, N.A. LOC), 1.830%, 5/3/2018	1,790,000
61,225,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 1.650%, 5/1/2018	61,225,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), 1.25% CP (JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 7/9/2018	10,000,000
1,680,000		Volusia County, FL IDA (Management by Innovation, Inc.), (Series 2008A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.920%, 5/3/2018	1,680,000
		TOTAL	181,640,000
		Georgia—2.7%
4,500,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs (FNMA LOC), 1.870%, 5/3/2018	4,500,000
1,900,000		Burke County, GA Development Authority (Georgia Power Co.), (Second Series 1995) Daily VRDNs, 1.670%, 5/1/2018	1,900,000
4,420,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 1.700%, 5/1/2018	4,420,000
4,960,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs (FNMA LOC), 1.870%, 5/3/2018	4,960,000
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$15,525,000		Fulton County, GA, Solar Eclipse (Series 2017-0007), 1.93% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/14/2018	$15,525,000
3,000,000		Kennesaw, GA Development Authority (Lakeside Vista Apartments), (Series 2004) Weekly VRDNs (FNMA LOC), 1.870%, 5/3/2018	3,000,000
18,370,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2), 1.85% TOBs (Royal Bank of Canada LOC), (SIFMA 7-day +0.100%), Optional Tender 6/1/2018	18,370,000
3,600,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 1.710%, 5/1/2018	3,600,000
4,605,000		Savannah, GA EDA (Home Depot, Inc.), (Series B) Weekly VRDNs (SunTrust Bank LOC), 1.850%, 5/2/2018	4,605,000
850,000		Willacoochee, GA Development Authority (Langboard, Inc.), (Series 1997) Weekly VRDNs (FHLB of Atlanta LOC), 1.900%, 5/3/2018	850,000
		TOTAL	61,730,000
		Hawaii—0.2%
4,815,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 2.200%, 5/3/2018	4,815,000
		Illinois—2.4%
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.930%, 5/3/2018	1,000,000
6,000,000		Illinois Development Finance Authority IDB (Toyal America, Inc.), (Series 1997) Weekly VRDNs (MUFG Bank Ltd. LOC), 1.850%, 5/3/2018	6,000,000
1,460,000		Illinois Development Finance Authority IDB (Val-Matic Valve & Manufacturing Corp.), (Series 2001) Weekly VRDNs (Bank of America N.A. LOC), 1.870%, 5/3/2018	1,460,000
15,000,000		Illinois Educational Facilities Authority (Saint Xavier University), (Series 2002A) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.890%, 5/3/2018	15,000,000
2,880,000		Illinois Finance Authority (Reliable Materials Lyons LLC), (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.010%, 5/2/2018	2,880,000
4,450,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.890%, 5/3/2018	4,450,000
5,000,000		Illinois Finance Authority—Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs (Nordea Bank AB LOC), 1.840%, 5/3/2018	5,000,000
90,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (FHLB of Chicago LIQ), 1.780%, 5/2/2018	90,000
19,505,000		Illinois Housing Development Authority, Tender Option Bond Trust Certificates (2016-XG0093) Weekly VRDNs (GNMA COL)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.980%, 5/3/2018	19,505,000
235,000		Woodridge, DuPage, Will and Cook Counties, IL (Home Run Inn Frozen Foods Corp.), (Series 2005) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.830%, 5/3/2018	235,000
		TOTAL	55,620,000
		Indiana—1.6%
1,000,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.860%, 5/3/2018	1,000,000
12,825,000		Indianapolis, IN MFH (Nora Commons LP), (Series 2004A) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.920%, 5/3/2018	12,825,000
12,900,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.860%, 5/3/2018	12,900,000
5,000,000		Jasper County, IN EDA (T & M LP), (Series 2010A) Weekly VRDNs (AgriBank FCB LOC), 1.870%, 5/3/2018	5,000,000
6,000,000		Logansport, IN (Andersons Clymers Ethanol LLC), (Series 2006) Weekly VRDNs (CoBank, ACB LOC), 1.880%, 5/3/2018	6,000,000
		TOTAL	37,725,000
		Iowa—0.5%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs (AgriBank FCB LOC), 1.870%, 5/3/2018	5,300,000
6,000,000		Iowa Finance Authority (Roorda Dairy, LLC), (Series 2007) Weekly VRDNs (AgriBank FCB LOC), 1.870%, 5/3/2018	6,000,000
		TOTAL	11,300,000
		Kentucky—0.2%
1,845,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.870%, 5/4/2018	1,845,000
2,010,000		Kentucky Housing Corp. (Arbors of Madisonville Apartments LP), (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 2.010%, 5/3/2018	2,010,000
1,120,000		Somerset, KY Industrial Building (Wonderfuel LLC), (Series 2000) Weekly VRDNs (Comerica Bank LOC), 1.890%, 5/3/2018	1,120,000
		TOTAL	4,975,000
		Louisiana—3.6%
18,000,000		Ascension Parish, LA (BASF Corp.), (Series 1995) Weekly VRDNs, 1.850%, 5/2/2018	18,000,000
7,000,000		Ascension Parish, LA (BASF Corp.), (Series 1997) Weekly VRDNs, 1.850%, 5/2/2018	7,000,000
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—continued
$3,200,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs (Bank of America N.A. LOC), 1.790%, 5/2/2018	$3,200,000
4,630,000		Louisiana HFA (Emerald Point Apartments Partners, Ltd.), (Series 2007) Weekly VRDNs (FNMA LOC), 1.870%, 5/3/2018	4,630,000
1,600,000		Port of New Orleans, LA (New Orleans Steamboat Co.), (Series 2000) Weekly VRDNs (FHLB of Dallas LOC), 1.860%, 5/3/2018	1,600,000
13,250,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs (GTD by Nucor Corp.), 1.920%, 5/2/2018	13,250,000
35,775,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs (GTD by Nucor Corp.), 1.940%, 5/2/2018	35,775,000
		TOTAL	83,455,000
		Maryland—0.3%
1,045,000		Maryland State Economic Development Corp. (Canusa Hershman Recycling), (Series 2005A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.860%, 5/4/2018	1,045,000
4,990,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041, 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 7/26/2018	4,990,000
1,400,000		Washington County, MD Economic Development Revenue Board (Packaging Services of Maryland, Inc.), (Series 2006) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.910%, 5/3/2018	1,400,000
		TOTAL	7,435,000
		Massachusetts—1.1%
2,000,000		Leicester, MA, 2.50% BANs, 2/15/2019	2,014,857
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), 1.78% CP (GTD by Massachusetts Electric Co.), Mandatory Tender 5/17/2018	10,000,000
5,415,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.38% CP, Mandatory Tender 5/1/2018	5,415,000
1,200,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.73% CP, Mandatory Tender 5/17/2018	1,200,000
6,253,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.85% CP, Mandatory Tender 5/25/2018	6,253,000
		TOTAL	24,882,857
		Michigan—5.3%
5,500,000		Grand Rapids, MI IDR (Clipper Belt Lacer Co.), (Series 2007) Weekly VRDNs (Bank of America N.A. LOC), 1.800%, 5/3/2018	5,500,000
112,085,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (MUFG Bank Ltd. LIQ), 1.810%, 5/2/2018	112,085,000
200,000		Michigan State Strategic Fund (B & C Leasing LLC), (Series 1999) Weekly VRDNs (Bank of America N.A. LOC), 1.950%, 5/3/2018	200,000
1,000,000		Michigan State Strategic Fund (Catholic Social Services of Lansing/St. Vincent Home, Inc.), (Series 2003) Weekly VRDNs (Comerica Bank LOC), 1.850%, 5/3/2018	1,000,000
2,350,000		Michigan State Strategic Fund (Stegner East Investments LLC) Weekly VRDNs (Comerica Bank LOC), 2.010%, 5/3/2018	2,350,000
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.910%, 5/3/2018	1,800,000
		TOTAL	122,935,000
		Minnesota—0.4%
200,000		Coon Rapids, MN (Assurance Mfg. Co., Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.910%, 5/3/2018	200,000
1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.930%, 5/3/2018	1,000,000
2,000,000		Hennepin County, MN Housing and Redevelopment Authority (City Apartments at Loring Park), (Series 2001) Weekly VRDNs (FNMA LOC), 1.860%, 5/3/2018	2,000,000
60,000		Lino Lakes, MN (Molin Concrete Products Co.), (Series 1998) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.910%, 5/3/2018	60,000
1,335,000		St. Anthony, MN (Landings at Silver Lake Village), (Series 2007) Weekly VRDNs (FHLB of Des Moines LOC), 1.890%, 5/4/2018	1,335,000
2,000,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.880%, 5/4/2018	2,000,000
975,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010B) Weekly VRDNs (FHLB of Des Moines LOC), 1.980%, 5/4/2018	975,000
2,110,000		St. Paul, MN Port Authority (National Checking Co.), IDRB's (Series 1998A) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.850%, 5/3/2018	2,110,000
		TOTAL	9,680,000
		Mississippi—0.3%
5,865,000		Mississippi Home Corp. (Windsor Park Partners LP), (Series 2004-6) Weekly VRDNs (FNMA LOC), 1.870%, 5/3/2018	5,865,000
		Missouri—0.2%
3,600,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/31/2018	3,600,000
		Montana—2.8%
65,655,000		Missoula, MT Water System, Golden Blue (Series 2017-011) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.930%, 5/3/2018	65,655,000
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—6.0%
$56,300,000		Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 1.910%, 5/3/2018	$56,300,000
41,000,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 1.900%, 5/3/2018	41,000,000
35,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs (Barclays Bank PLC LIQ), 1.900%, 5/3/2018	35,000,000
8,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs (Barclays Bank PLC LIQ), 1.900%, 5/3/2018	8,000,000
		TOTAL	140,300,000
		Nevada—1.3%
3,645,000		Clark County, NV, Solar Eclipse (Series 2017-0025), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/21/2018	3,645,000
1,875,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.070%, 5/3/2018	1,875,000
3,600,000		Nevada Housing Division (AFB-Golden Associates LP), (Series 2007) Weekly VRDNs (FHLMC LOC), 1.780%, 5/3/2018	3,600,000
16,415,000		Nevada Housing Division (Vista Creek Apartments, LLC), (Series 2007) Weekly VRDNs (FHLB of San Francisco LOC), 1.800%, 5/3/2018	16,415,000
3,995,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/7/2018	3,995,000
		TOTAL	29,530,000
		New Hampshire—1.1%
10,000,000		New Hampshire Business Finance Authority (New England Power Co.), (Series 1990B), 1.50% CP, Mandatory Tender 5/17/2018	10,000,000
16,260,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), 1.78% CP, Mandatory Tender 5/17/2018	16,260,000
		TOTAL	26,260,000
		New Jersey—7.8%
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.950%, 5/3/2018	20,940,000
4,980,000		Jersey City, NJ, 2.50% BANs, 12/7/2018	5,008,065
3,423,072		Kenilworth, NJ, 2.50% BANs, 12/7/2018	3,441,340
6,130,000		Keyport Borough, NJ, 3.00% BANs, 4/26/2019	6,190,445
9,612,097		Leonia, NJ, 2.75% BANs, 2/15/2019	9,697,713
2,235,765		Linwood, NJ, 2.25% BANs, 7/25/2018	2,240,124
7,720,000		Little Falls Township, NJ, 2.50% BANs, 12/14/2018	7,760,138
4,126,318		Maple Shade Township, NJ, 2.25% BANs, 6/28/2018	4,131,813
2,606,040		Matawan Borough, NJ, 2.25% BANs, 6/8/2018	2,608,415
2,139,000		Milltown, NJ, (Series 2017A), 2.50% BANs, 12/19/2018	2,149,688
3,432,500		Neptune Township, NJ, 2.25% BANs, 9/4/2018	3,444,192
3,990,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.910%, 5/3/2018	3,990,000
480,000		New Jersey EDA (Geriatric Services Housing Corp., Inc.—(CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 2.090%, 5/2/2018	480,000
3,145,000		New Jersey EDA (Rose Hill Associates LLC), (Series 2000) Weekly VRDNs (TD Bank, N.A. LOC), 1.840%, 5/4/2018	3,145,000
1,470,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001) Weekly VRDNs (U.S. Bank, N.A. LOC), 2.000%, 5/4/2018	1,470,000
4,715,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 1997) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.950%, 5/2/2018	4,715,000
4,995,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.920%, 5/3/2018	4,995,000
17,620,000		New Jersey Higher Education Assistance Authority, Tender Option Bond Trust Certificates (2016-XG0032) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 1.900%, 5/3/2018	17,620,000
4,942,300		North Plainfield, NJ, 2.50% BANs, 12/13/2018	4,966,971
5,567,084		Point Pleasant Beach, NJ, 3.00% BANs, 4/18/2019	5,621,284
3,420,300		Riverside Township, NJ, 2.25% BANs, 11/7/2018	3,430,441
3,744,500		Runnemede, NJ, (Series A), 2.25% BANs, 11/13/2018	3,760,953
3,777,769		Secaucus, NJ, 2.00% BANs, 5/1/2018	3,777,769
7,320,000		Somers Point, NJ, 2.50% BANs, 12/5/2018	7,367,391
6,000,000		South River, NJ, 2.50% BANs, 12/11/2018	6,034,428
5,512,376		Union Beach, NJ, 2.50% BANs, 2/25/2019	5,547,994
16,362,582		Union Township, NJ (Union County), 3.00% BANs, 2/5/2019	16,535,522
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$3,600,000		West Long Branch, NJ, 2.50% BANs, 12/14/2018	$3,615,381
3,200,000		West Orange Township, NJ, 2.50% BANs, 12/21/2018	3,216,125
4,000,000		Willingboro Township, NJ, 2.25% BANs, 8/8/2018	4,008,024
9,495,516		Wood-Ridge Borough, NJ, 2.50% BANs, 2/8/2019	9,557,012
		TOTAL	181,466,228
		New Mexico—0.2%
3,400,000		Albuquerque, NM IDRB (El Encanto, Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.860%, 5/3/2018	3,400,000
150,000		Los Lunas Village, NM (Wall Colmonoy Corp.), (Series 1998) Weekly VRDNs (Bank of America N.A. LOC), 2.080%, 5/2/2018	150,000
		TOTAL	3,550,000
		New York—12.4%
6,600,000		Bay Shore, NY Union Free School District, 2.00% TANs, 6/22/2018	6,606,161
3,000,000		Broadalbin-Perth, NY CSD, 2.00% BANs, 6/20/2018	3,003,370
6,000,000		Central Islip, NY Union Free School District, 2.00% BANs, 6/27/2018	6,004,702
5,000,000		Central Square, NY CSD, 2.00% BANs, 6/29/2018	5,003,231
6,200,000		Deer Park Union Free School District, NY, 2.00% TANs, 6/27/2018	6,206,198
5,131,000		Frewsburg, NY CSD, 2.25% BANs, 6/27/2018	5,139,147
10,000,000		Geneva, NY City School District, 2.00% BANs, 7/13/2018	10,011,942
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs (FNMA LOC), 1.860%, 5/3/2018	5,590,000
19,000,000		Islip, NY Union Free School District, 2.00% TANs, 6/22/2018	19,015,697
18,000,000		Lancaster, NY CSD, 2.50% BANs, 6/14/2018	18,030,031
16,000,000		Liverpool, NY CSD, 2.25% BANs, 6/28/2018	16,018,737
4,400,000		Longwood CSD, NY, 2.00% TANs, 6/22/2018	4,404,036
4,814,000		Madison, NY CSD, 2.00% BANs, 8/16/2018	4,825,149
755,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-XF0499) Weekly VRDNs (Toronto Dominion Bank LIQ), 1.830%, 5/3/2018	755,000
4,040,000		Mount Markham, NY CSD, 2.00% BANs, 6/28/2018	4,044,751
4,105,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs (Citibank NA, New York LOC), 1.850%, 5/3/2018	4,105,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs (Royal Bank of Scotland PLC, Edinburgh LOC), 1.830%, 5/2/2018	24,880,000
35,100,000		New York State HFA (350 West 43rd Street), (2002 Series A) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.660%, 5/1/2018	35,100,000
41,900,000		New York State HFA (455 West 37th Street), (2007 Series A) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.660%, 5/1/2018	41,900,000
6,500,000		New York State HFA (Midtown West B LLC), (Series 2008A: 505 West 37th Street) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.680%, 5/1/2018	6,500,000
8,000,000		New York Transportation Development Corporation (Laguardia Airport Terminal B Redevelopment), Series 2017-XF2508 Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.900%, 5/3/2018	8,000,000
5,050,000		Newfield, NY CSD, 2.25% BANs, 6/28/2018	5,057,920
11,865,000		Norwood-Norfolk, NY CSD, 2.25% BANs, 6/29/2018	11,884,889
1,605,000		Prattsburgh, NY CSD, 2.25% BANs, 6/28/2018	1,607,264
33,000,000		Sachem, NY CSD at Holbrook, 2.00% TANs, 6/28/2018	33,031,471
		TOTAL	286,724,696
		North Carolina—2.5%
7,456,000		Boone, NC Water and Sewer, 2.00% BANs, 7/26/2018	7,466,452
19,000,000		Boone, NC, 2.00% BANs, 7/26/2018	19,026,635
24,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.960%, 5/2/2018	24,100,000
55,000		Robeson County, NC Industrial Facilities & PCFA (Rempac Foam Corp.), (Series 1999) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.840%, 5/3/2018	55,000
6,800,000		Union County, NC Enterprise Systems, Solar Eclipse (Series 2017-0051), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/31/2018	6,800,000
		TOTAL	57,448,087
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		North Dakota—1.3%
$30,000,000		Grand Forks County, ND (J. R. Simplot Co.), (Series 2011) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.890%, 5/2/2018	$30,000,000
		Ohio—3.4%
7,500,000		Akron, OH, 3.00% BANs, 12/12/2018	7,565,974
10,000,000		Brunswick, OH City School District, 2.50% BANs, 5/31/2018	10,008,342
14,000,000		Lucas County, OH (ProMedica Healthcare Obligated Group), Golden Blue (Series 2018-002) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.000%, 5/3/2018	14,000,000
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.930%, 5/3/2018	30,470,000
8,600,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.930%, 5/3/2018	8,600,000
995,000		Summit County, OH IDA (AESCO, Inc.), (Series 2001) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.870%, 5/3/2018	995,000
100,000		Summit County, OH IDA (Waldonia Investment), (Series 1998( Weekly VRDNs (KeyBank, N.A. LOC), 1.890%, 5/2/2018	100,000
320,000		Summit County, OH IDA (Wintek Ltd.), Variable Rate IDRB's (Series 1998A) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.870%, 5/3/2018	320,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs (Bank of America N.A. LOC), 1.870%, 5/3/2018	7,000,000
		TOTAL	79,059,316
		Oregon—0.9%
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001A) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.870%, 5/3/2018	10,000,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001C) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.870%, 5/3/2018	10,000,000
		TOTAL	20,000,000
		Pennsylvania—0.9%
2,000,000		Allegheny County, PA IDA (Carnegie Museums of Pittsburgh), (Series of 2002) Weekly VRDNs (Citizens Bank of Pennsylvania LOC), 1.770%, 5/3/2018	2,000,000
5,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.930%, 5/3/2018	5,000,000
11,000,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 1.880%, 5/3/2018	11,000,000
2,000,000		Philadelphia, PA, (series A), 2.00% TRANs, 6/29/2018	2,002,182
1,100,000		Washington County, PA Hospital Authority (Monongahela Valley Hospital), (Series 2018C) Weekly VRDNs (Citizens Bank of Pennsylvania LOC), 1.780%, 5/1/2018	1,100,000
		TOTAL	21,102,182
		Rhode Island—0.1%
3,205,000		Rhode Island State Health and Educational Building Corp. (CVS-Highlander Charter School, Inc.), (Series 2007) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.850%, 5/2/2018	3,205,000
		South Carolina—1.0%
10,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 2.000%, 5/2/2018	10,500,000
1,000,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 2.000%, 5/2/2018	1,000,000
4,840,000		Berkeley County, SC School District, Solar Eclipse (Series 2017-0030), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/17/2018	4,840,000
6,000,000		Lexington County, SC School District No. 001 (South Carolina School District Credit Enhancement Program), Solar Eclipse (Series 2017-0058), 1.90% TOBs (South Carolina School District Credit Enhancement Program GTD)/(U.S. Bank, N.A. LIQ), Optional Tender 5/3/2018	6,000,000
1,305,000		South Carolina Jobs-EDA (ACI Industries LLC), (Series 2007) Weekly VRDNs (Bank of America N.A. LOC), 1.910%, 5/3/2018	1,305,000
		TOTAL	23,645,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs (CoBank, ACB LOC), 1.870%, 5/3/2018	3,000,000
		Tennessee—1.3%
25,000,000		Memphis-Shelby County, TN Industrial Development Board—PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs (GTD by Nucor Corp.), 2.000%, 5/2/2018	25,000,000
5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.870%, 5/4/2018	5,000,000
		TOTAL	30,000,000
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—10.5%
$25,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 1.850%, 5/2/2018	$25,000,000
15,800,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1997) Weekly VRDNs, 1.850%, 5/2/2018	15,800,000
20,000,000		Calhoun, TX Port Authority (BP PLC), (Series 1998) Weekly VRDNs, 1.840%, 5/2/2018	20,000,000
105,000		Capital Area Housing Finance Corp., TX (Northwest Residential LP), (Series 2006) Weekly VRDNs (Citibank NA, New York LOC), 1.790%, 5/2/2018	105,000
2,950,000		Dalhart, TX Economic Development Corp. (Northside Farms LLC), (Series 2005) Weekly VRDNs (AgriBank FCB LOC), 1.870%, 5/3/2018	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.870%, 5/3/2018	2,100,000
20,275,000		El Paso County, TX Hospital District, (Series 2017-XM0525) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.900%, 5/3/2018	20,275,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 2.000%, 5/2/2018	4,000,000
38,375,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.850%, 5/2/2018	38,375,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.890%, 5/2/2018	12,500,000
30,750,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.890%, 5/2/2018	30,750,000
33,600,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.890%, 5/2/2018	33,600,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs (FNMA LOC), 1.870%, 5/3/2018	15,000,000
23,000,000		Texas State, 4.00% TRANs, 8/30/2018	23,186,736
		TOTAL	243,641,736
		Utah—0.0%
860,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs (Wells Fargo Bank Northwest, N.A. LOC), 1.860%, 5/3/2018	860,000
		Virginia—1.2%
800,000		Arlington County, VA IDA (Westover Apartments, LP), (Series 2011A) Weekly VRDNs (FHLMC LOC), 1.790%, 5/3/2018	800,000
3,100,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 1.900%, 5/3/2018	3,100,000
25,000,000	[2]	Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2017), 1.975% TOBs, Mandatory Tender 6/29/2018	25,000,000
		TOTAL	28,900,000
		Washington—0.4%
2,125,000		Kitsap County, WA IDC (Cara Land Co., LLC), (Series 2006) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.910%, 5/3/2018	2,125,000
4,980,000		Seattle, WA Drain & Wastewater, Solar Eclipse (2017-0028), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/28/2018	4,980,000
2,310,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.870%, 5/3/2018	2,310,000
		TOTAL	9,415,000
		Wisconsin—1.0%
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.930%, 5/3/2018	1,000,000
1,160,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.950%, 5/3/2018	1,160,000
3,800,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs (FHLB of Des Moines LOC), 1.970%, 5/3/2018	3,800,000
18,000,000		Wisconsin State, Clippers (Series 2009-36), 1.93% TOBs (State Street Bank and Trust Co. LIQ), Optional Tender 6/7/2018	18,000,000
		TOTAL	23,960,000
		TOTAL INVESTMENT IN SECURITIES—100.2% (AT AMORTIZED COST)	2,325,623,689
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[3]	(5,772,315)
		TOTAL NET ASSETS—100%	$2,319,851,374
8

Securities that are subject to the federal alternative minimum tax (AMT) represent 58.0% of the portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2018, these restricted securities amounted to $25,000,000, which represented 1.1% of total net assets.
Additional information on restricted securities held at April, 30, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2017), 1.975% TOBs, Mandatory Tender 6/29/2018	1/8/2018	$25,000,000	$25,000,000
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of April 30, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
9

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bonds
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
10
Federated Prime Cash Obligations Fund
Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount or Shares			Value
		CERTIFICATES OF DEPOSIT—9.8%
		Finance - Banking—9.8%
$23,800,000		BMO Harris Bank, N.A., 1.920%, 5/14/2018	$23,800,000
65,000,000		Bank of Montreal, 1.590% - 1.600%, 7/13/2018 - 7/20/2018	65,000,000
30,000,000		Bank of Nova Scotia, Toronto, 1.500%, 5/25/2018	30,000,000
50,000,000		Canadian Imperial Bank of Commerce, 1.590%, 7/6/2018	50,000,000
10,000,000		Canadian Imperial Bank of Commerce, 1.590%, 7/9/2018	10,000,000
50,500,000		Commonwealth Bank of Australia, 1.600%, 9/21/2018	50,500,000
52,000,000		MUFG Bank Ltd., 2.340%, 6/22/2018	52,000,000
72,000,000		Mizuho Bank Ltd., 1.870%, 5/8/2018	71,973,939
165,000,000		Mizuho Bank Ltd., 2.190% - 2.350%, 6/8/2018 - 6/22/2018	164,513,160
25,000,000		Mizuho Bank Ltd., 2.430%, 6/27/2018	24,904,406
115,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.000% - 2.300%, 5/21/2018 - 6/20/2018	114,999,547
5,000,000		Toronto Dominion Bank, 1.600%, 7/20/2018	5,000,000
40,000,000		Toronto Dominion Bank, 1.700%, 10/5/2018	39,708,456
25,000,000		Westpac Banking Corp. Ltd., Sydney, 1.570%, 9/14/2018	25,000,000
		TOTAL CERTIFICATES OF DEPOSIT	727,399,508
	[1]	COMMERCIAL PAPER—27.1%
		Aerospace/Auto—0.9%
70,000,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. SA), 1.681% - 1.701%, 7/5/2018 - 7/19/2018	69,774,311
		Finance - Banking—14.4%
60,000,000		Antalis S.A., (Societe Generale, Paris LIQ), 1.770% - 2.003%, 5/4/2018 - 5/11/2018	59,987,069
79,100,000		Bank of Nova Scotia, Toronto, 1.497% - 2.243%, 5/23/2018 - 6/13/2018	78,958,092
40,000,000		Banque et Caisse d'Epargne de L'Etat, 2.123%, 8/13/2018	39,757,333
84,600,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.605% - 2.501%, 7/13/2018 - 10/9/2018	84,183,111
128,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 1.808% - 2.354%, 5/1/2018 - 6/25/2018	127,727,374
40,000,000		ING (U.S.) Funding LLC, 2.041%, 6/1/2018	39,930,078
23,000,000		J.P. Morgan Securities LLC, 1.558%, 5/18/2018	22,983,274
100,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.751% - 2.366%, 5/3/2018 - 7/5/2018	99,875,875
135,600,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.818% - 2.253%, 5/2/2018 - 6/12/2018	135,363,045
350,000,000		N.V. Bank Nederlandse Gemeenten, 1.731% - 1.741%, 5/2/2018 - 5/7/2018	349,971,083
30,000,000		Toronto Dominion Bank, 1.760%, 10/22/2018	29,749,298
		TOTAL	1,068,485,632
		Finance - Commercial—2.0%
145,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.750% - 2.107%, 5/1/2018 - 6/12/2018	144,754,584
		Finance - Retail—4.7%
133,750,000		Barton Capital S.A., 1.751% - 2.208%, 5/3/2018 - 5/21/2018	133,704,288
30,000,000		CRC Funding, LLC, 1.746%, 6/18/2018	29,930,800
15,000,000		Old Line Funding, LLC, 1.715%, 6/11/2018	14,970,958
17,000,000		Old Line Funding, LLC, 7/23/2018	16,910,637
8,000,000		Old Line Funding, LLC, 7/31/2018	7,953,489
50,000,000		Old Line Funding, LLC, 8/15/2018	49,651,083
56,725,000		Sheffield Receivables Company LLC, 2.312% - 2.313%, 7/16/2018 - 7/23/2018	56,429,444
24,000,000		Thunder Bay Funding, LLC, 1.715% - 1.776%, 6/5/2018 - 6/15/2018	23,953,186
18,000,000		Thunder Bay Funding, LLC, 7/23/2018	17,905,380
		TOTAL	351,409,265
1

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Securities—3.5%
$190,000,000		Anglesea Funding LLC, 1.751% - 2.518%, 5/4/2018 - 10/1/2018	$189,559,833
70,700,000		Collateralized Commercial Paper Co. LLC, 1.568% - 1.917%, 6/1/2018 - 9/7/2018	70,370,038
		TOTAL	259,929,871
		Oil & Oil Finance—0.5%
40,000,000		Exxon Mobil Corp., 1.751%, 5/3/2018	39,996,111
		Sovereign—1.1%
81,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.808% - 2.303%, 5/11/2018 - 7/1/2018	80,761,265
		TOTAL COMMERCIAL PAPER	2,015,111,039
	[2]	NOTES - VARIABLE—34.7%
		Aerospace/Auto—0.1%
10,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 2.425% (3-month USLIBOR +0.100%), 7/3/2018	10,000,000
		Finance - Banking—28.1%
50,000,000		ASB Finance Ltd., (GTD by ASB Bank Ltd.), 2.155% (3-month USLIBOR +0.130%), 6/5/2018	50,000,000
30,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.137% (1-month USLIBOR +0.240%), 5/15/2018	30,000,000
25,000,000		Bank of Montreal, 2.107% (1-month USLIBOR +0.210%), 5/10/2018	25,000,000
22,000,000		Bank of Montreal, 2.127% (1-month USLIBOR +0.240%), 5/2/2018	22,000,000
60,000,000		Bank of Montreal, 2.177% (1-month USLIBOR +0.280%), 5/25/2018	60,000,000
35,000,000		Bank of Montreal, 2.337% (1-month USLIBOR +0.440%), 5/11/2018	35,000,000
75,000,000		Bank of Montreal, 2.452% (3-month USLIBOR +0.250%), 6/18/2018	75,000,000
100,000,000		Bank of Nova Scotia, Toronto, 2.481% (3-month USLIBOR +0.160%), 7/9/2018	100,000,000
3,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.097% (1-month USLIBOR +0.220%), 5/2/2018	3,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.111% (1-month USLIBOR +0.220%), 5/8/2018	10,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.125% (1-month USLIBOR +0.230%), 5/9/2018	20,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.157% (1-month USLIBOR +0.270%), 5/1/2018	30,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.327% (3-month USLIBOR +0.220%), 6/8/2018	20,000,000
47,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.372% (3-month USLIBOR +0.170%), 6/20/2018	47,000,000
53,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.498% (3-month USLIBOR +0.150%), 7/16/2018	53,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.509% (3-month USLIBOR +0.150%), 7/30/2018	20,000,000
10,000,000		Burke County, GA Development Authority, (Series 2010B), (Bank of America N.A. LOC), 1.790%, 5/2/2018	10,000,000
23,100,000		Canadian Imperial Bank of Commerce, 2.078% (1-month USLIBOR +0.200%), 5/8/2018	23,100,000
55,000,000		Canadian Imperial Bank of Commerce, 2.087% (1-month USLIBOR +0.200%), 5/2/2018	55,000,000
60,000,000		Canadian Imperial Bank of Commerce, 2.100% (1-month USLIBOR +0.200%), 5/29/2018	60,000,000
38,000,000		Canadian Imperial Bank of Commerce, 2.125% (1-month USLIBOR +0.230%), 5/8/2018	38,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.131% (1-month USLIBOR +0.230%), 5/29/2018	50,000,000
2,000,000		Canadian Imperial Bank of Commerce, 2.134% (1-month USLIBOR +0.240%), 5/18/2018	2,000,000
10,000,000		Canadian Imperial Bank of Commerce, 2.138% (1-month USLIBOR +0.240%), 5/22/2018	10,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.186% (3-month USLIBOR +0.180%), 6/1/2018	50,000,000
7,545,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 1.860%, 5/3/2018	7,545,000
4,300,000		Charlotte Christian School, Series 1999, (Wells Fargo Bank, N.A. LOC), 1.940%, 5/2/2018	4,300,000
50,000,000		Commonwealth Bank of Australia, 2.087% (1-month USLIBOR +0.190%), 5/14/2018	49,998,111
50,000,000		Commonwealth Bank of Australia, 2.094% (1-month USLIBOR +0.200%), 5/14/2018	49,998,861
52,000,000		Commonwealth Bank of Australia, 2.161% (1-month USLIBOR +0.260%), 5/29/2018	52,000,000
12,110,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 1.890%, 5/3/2018	12,110,000
7,555,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 1.860%, 5/3/2018	7,555,000
3,670,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.850%, 5/3/2018	3,670,000
4,865,000		Guiding Light Church, Series 2005, (Wells Fargo Bank, N.A. LOC), 1.940%, 5/3/2018	4,865,000
16,540,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 1.890%, 5/3/2018	16,540,000
320,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 1.850%, 5/2/2018	320,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 1.900%, 5/3/2018	200,000
2

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 1.860%, 5/3/2018	$3,000,000
1,250,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 1.840%, 5/3/2018	1,250,000
70,000,000		National Australia Bank Ltd., Melbourne, 2.315% (1-month USLIBOR +0.420%), 5/9/2018	70,000,000
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 1.890%, 5/3/2018	19,670,000
3,550,000		PCP Investors, LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 1.940%, 5/3/2018	3,550,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank NA, New York LOC), 1.860%, 5/3/2018	29,435,000
4,310,000		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 1.910%, 5/2/2018	4,310,000
10,000,000		Royal Bank of Canada, 2.101% (1-month USLIBOR +0.200%), 5/29/2018	10,000,000
10,000,000		Royal Bank of Canada, 2.133% (1-month USLIBOR +0.250%), 5/4/2018	10,000,000
50,000,000		Royal Bank of Canada, 2.145% (1-month USLIBOR +0.250%), 5/8/2018	50,000,000
10,000,000		Royal Bank of Canada, 2.528% (3-month USLIBOR +0.280%), 6/20/2018	10,000,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 1.860%, 5/3/2018	15,000,000
11,670,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond - Rivercentre Arena PJ Series 2009 A, (Wells Fargo Bank, N.A. LOC), 1.780%, 5/3/2018	11,670,000
6,215,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 1.880%, 5/3/2018	6,215,000
6,330,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.900%, 5/3/2018	6,330,000
80,000,000		Sumitomo Mitsui Banking Corp., 2.087% (1-month USLIBOR +0.200%), 5/1/2018	80,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 2.097% (1-month USLIBOR +0.200%), 5/10/2018	50,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 2.101% (1-month USLIBOR +0.200%), 5/29/2018	100,000,000
30,000,000		Sumitomo Mitsui Banking Corp., 2.101% (1-month USLIBOR +0.200%), 5/31/2018	30,000,000
1,570,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 1.950%, 5/4/2018	1,570,000
8,740,000		Tack Capital Co., Series 2001-A, (Wells Fargo Bank, N.A. LOC), 1.890%, 5/3/2018	8,740,000
100,000,000		Toronto Dominion Bank, 2.147% (1-month USLIBOR +0.250%), 5/25/2018	100,000,000
82,000,000		Toronto Dominion Bank, 2.165% (1-month USLIBOR +0.270%), 5/8/2018	82,000,000
30,000,000		Toronto Dominion Bank, 2.512% (3-month USLIBOR +0.150%), 7/23/2018	30,000,000
6,400,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 1.890%, 5/2/2018	6,400,000
26,000,000		Wells Fargo Bank, N.A., 2.088% (1-month USLIBOR +0.210%), 5/8/2018	26,000,000
36,000,000		Wells Fargo Bank, N.A., 2.110% (1-month USLIBOR +0.210%), 5/29/2018	36,000,000
7,000,000		Wells Fargo Bank, N.A., 2.117% (1-month USLIBOR +0.220%), 5/16/2018	6,996,747
30,000,000		Wells Fargo Bank, N.A., 2.128% (1-month USLIBOR +0.250%), 5/8/2018	30,000,000
15,500,000		Wells Fargo Bank, N.A., 2.144% (1-month USLIBOR +0.250%), 5/18/2018	15,495,473
30,000,000		Wells Fargo Bank, N.A., 2.146% (1-month USLIBOR +0.250%), 5/17/2018	30,000,000
10,000,000		Wells Fargo Bank, N.A., 2.257% (3-month USLIBOR +0.200%), 6/8/2018	10,000,000
20,000,000		Wells Fargo Bank, N.A., 2.472% (3-month USLIBOR +0.180%), 6/27/2018	20,000,000
20,000,000		Wells Fargo Bank, N.A., 2.563% (3-month USLIBOR +0.210%), 7/17/2018	20,000,000
43,000,000		Westpac Banking Corp. Ltd., Sydney, 2.117% (1-month USLIBOR +0.230%), 5/3/2018	43,000,000
		TOTAL	2,083,834,192
		Finance - Retail—0.7%
50,000,000		Old Line Funding, LLC, 2.398% (1-month USLIBOR +0.500%), 5/22/2018	50,000,000
		Finance - Securities—4.3%
20,000,000		Anglesea Funding LLC, 2.165% (1-month USLIBOR +0.270%), 5/9/2018	20,000,000
25,000,000		Anglesea Funding LLC, 2.198% (1-month USLIBOR +0.320%), 5/8/2018	25,000,000
25,000,000		Anglesea Funding LLC, 2.200% (1-month USLIBOR +0.300%), 5/29/2018	25,000,000
25,000,000		Anglesea Funding LLC, 2.328% (1-month USLIBOR +0.450%), 5/8/2018	25,000,000
40,500,000		Collateralized Commercial Paper Co. LLC, 2.121% (1-month USLIBOR +0.220%), 6/1/2018	40,500,000
40,000,000		Collateralized Commercial Paper Co. LLC, 2.469% (3-month USLIBOR +0.110%), 7/18/2018	40,000,000
25,000,000		Collateralized Commercial Paper Co. LLC, 2.476% (3-month USLIBOR +0.110%), 7/23/2018	25,000,000
45,000,000		Collateralized Commercial Paper Co. LLC, 2.489% (3-month USLIBOR +0.130%), 7/16/2018	45,000,000
20,000,000		Collateralized Commercial Paper Co. LLC, 2.512% (3-month USLIBOR +0.220%), 6/20/2018	20,000,000
3

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—continued
$25,000,000		Collateralized Commercial Paper II Co. LLC, 2.195% (3-month USLIBOR +0.170%), 5/30/2018	$25,000,000
7,000,000		Collateralized Commercial Paper II Co. LLC, 2.321% (1-month USLIBOR +0.430%), 5/2/2018	7,000,000
2,000,000		Collateralized Commercial Paper II Co. LLC, 2.325% (1-month USLIBOR +0.430%), 5/2/2018	2,000,000
10,000,000		Collateralized Commercial Paper II Co. LLC, 2.472% (3-month USLIBOR +0.160%), 7/4/2018	10,000,000
7,500,000		Collateralized Commercial Paper II Co. LLC, 2.495% (3-month USLIBOR +0.200%), 6/28/2018	7,500,000
		TOTAL	317,000,000
		Government Agency—1.5%
6,700,000		Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 1.850%, 5/3/2018	6,700,000
2,150,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 1.860%, 5/3/2018	2,150,000
35,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable 2002 Series C-T, (FNMA LOC), 2.300%, 5/3/2018	35,000
18,050,000		Canyon Oaks LLC, Series 2017-A Canyon Oaks Apartments, (FHLB of San Francisco LOC), 1.850%, 5/2/2018	18,050,000
7,420,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 1.860%, 5/3/2018	7,420,000
4,480,000		Flamingo Enterprises, Inc., Series 2008, (FHLB of Atlanta LOC), 2.200%, 5/3/2018	4,480,000
5,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 1.850%, 5/3/2018	5,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 1.850%, 5/3/2018	4,000,000
375,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 2.100%, 5/3/2018	375,000
23,820,000		Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 1.850%, 5/3/2018	23,820,000
7,450,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 1.850%, 5/3/2018	7,450,000
18,600,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-A, (FHLB of San Francisco LOC), 1.850%, 5/3/2018	18,600,000
12,400,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-B, (FHLB of San Francisco LOC), 1.850%, 5/3/2018	12,400,000
3,450,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, Series 2008, (FHLB of Atlanta LOC), 2.200%, 5/3/2018	3,450,000
		TOTAL	113,930,000
		TOTAL NOTES - VARIABLE	2,574,764,192
		TIME DEPOSITS—11.7%
		Finance - Banking—11.7%
100,000,000		ABN Amro Bank NV, 1.740%, 5/2/2018	100,000,000
100,000,000		Credit Industriel et Commercial, 1.650%, 5/1/2018	100,000,000
100,000,000		DNB Bank ASA, 1.670%, 5/1/2018	100,000,000
300,000,000		Nordea Bank AB, 1.670%, 5/1/2018	300,000,000
265,000,000		Northern Trust Co., Chicago, IL, 1.600%, 5/1/2018	265,000,000
		TOTAL TIME DEPOSITS	865,000,000
		U.S. TREASURIES—4.0%
		U.S. Treasury Bills—4.0%
150,000,000	[3]	United States Treasury Bills, 1.750% - 1.760%, 6/21/2018	149,627,416
150,000,000	[3]	United States Treasury Bills, 1.755%, 6/28/2018	149,575,875
		TOTAL U.S. TREASURIES	299,203,291
		INVESTMENT COMPANY—0.4%
26,997,500		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[4] (IDENTIFIED COST $27,000,200)	27,000,200
		OTHER REPURCHASE AGREEMENTS—9.8%
		Finance - Banking—9.8%
30,425,000		BNP Paribas SA, 1.82%, dated 4/30/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,005,056 on 5/1/2018, in which asset-backed securities, medium-term notes, and sovereign notes with a market value of $102,005,738 have been received as collateral and held with BNY Mellon as tri-party agent.	30,425,000
50,000,000		Citigroup Global Markets, Inc., 3.05%, dated 2/1/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,151,518 on 8/1/2018, in which U.S. treasury notes with a market value of $76,687,621 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
4

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$50,000,000	Citigroup Global Markets, Inc., 3.10%, dated 2/1/2018, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $147,262,720 on 8/1/2018, in which collateralized mortgage obligations with a market value of $148,268,626 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
121,000,000	HSBC Securities (USA), Inc., 1.89%, dated 4/30/2018, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,017,325 on 5/1/2018, in which corporate bonds and medium-term notes with a market value of $336,604,024 have been received as collateral and held with JPMorgan Chase as tri-party agent.	121,000,000
40,000,000	HSBC Securities (USA), Inc., 1.79%, dated 4/30/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,729 on 5/1/2018, in which corporate bonds and medium-term notes with a market value of $76,502,550 have been received as collateral and held with JPMorgan Chase as tri-party agent.	40,000,000
100,000,000	HSBC Securities (USA), Inc., 1.79%, dated 4/30/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,004,972 on 5/1/2018, in which asset- backed securities with a market value of $102,001,327 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
75,000,000	ING Financial Markets LLC, 1.79%, dated 4/30/2018, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,008,701 on 5/1/2018, in which corporate bonds & medium-term notes with a market value of $178,508,876 have been received as collateral and held with JPMorgan Chase as tri-party agent.	75,000,000
69,000,000	MUFG Securities Americas, Inc., 1.89%, dated 4/30/2018, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 5/1/2018, in which american depository receipts, common stock, corporate bonds, commercial paper and medium-term notes, with a market value of $204,010,710 have been received as collateral and held with BNY Mellon as tri-party agent.	69,000,000
50,000,000	MUFG Securities Americas, Inc., 1.90%, dated 4/19/2018, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,110,833 on 5/3/2018, in which common stock, corporate bonds and medium-term notes, with a market value of $153,096,901 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
94,000,000	Mizuho Securities USA, Inc., 2.78%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,741,333 on 6/12/2018 in which collateralized mortgage obligations with a market value of $163,426,848 have been received as collateral and held with BNY Mellon as tri-party agent.	94,000,000
50,000,000	Wells Fargo Securities LLC, 2.81%, dated 4/27/2018, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,639,275 on 7/27/2018 in which collateralized mortgage obligations with a market value of $91,829,383 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	729,425,000
	REPURCHASE AGREEMENT—2.3%
	Finance - Banking—2.3%
173,000,000	Interest in $2,200,000,000 joint repurchase agreement 1.73%, dated 4/30/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,105,722 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/16/2060 and the market value of those underlying securities was $2,258,126,073.	173,000,000
	TOTAL INVESTMENT IN SECURITIES—99.8% (AMORTIZED AND IDENTIFIED COST $7,410,903,230)	7,410,903,230
	OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	16,234,101
	TOTAL NET ASSETS—100%	$7,427,137,331
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 07/31/2017	—
Purchases/Additions	26,997,500
Sales/Reductions	—
Balance of Shares Held 4/30/2018	26,997,500
Value	$27,000,200
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gains/(Loss)	$—
Dividend Income	$177,381
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5

2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Discount rate at time of purchase.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
Most securities are valued at amortized cost. Shares of any institutional money market fund in which the Fund invests will be valued at that fund's net asset value (NAV), which may be calculated using market value, rather than the amortized cost method. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Certificates of Deposit	$—	$727,399,508	$—	$727,399,508
Commercial Paper	—	2,015,111,039	—	2,015,111,039
Notes-Variable	—	2,574,764,192	—	2,574,764,192
Time Deposits	—	865,000,000	—	865,000,000
U.S. Treasuries	—	299,203,291	—	299,203,291
Other Repurchase Agreements	—	729,425,000	—	729,425,000
Repurchase Agreement	—	173,000,000	—	173,000,000
Investment Company	27,000,200	—	—	27,000,200
TOTAL SECURITIES	$27,000,200	$7,383,903,030	$—	$7,410,903,230
6

The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
7
Federated Institutional Prime Obligations Fund
Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.1%
		Finance - Automotive—0.1%
$ 419,187		Enterprise Fleet Financing 2017-2 LLC, Class A1, 1.500%, 7/20/2018	$419,188
11,806,858		Enterprise Fleet Financing 2017-3 LLC, Class A1, 1.500%, 10/22/2018	11,806,970
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $12,226,045)	12,226,158
		CERTIFICATES OF DEPOSIT—10.6%
		Finance - Banking—10.6%
35,000,000		Bank of Montreal, 1.740%, 10/19/2018	34,899,580
25,000,000		Bank of Nova Scotia, Toronto, 1.500%, 5/25/2018	25,000,000
40,000,000		Canadian Imperial Bank of Commerce, 1.590%, 7/9/2018	39,976,400
100,000,000		MUFG Bank Ltd., 2.340%, 6/22/2018	100,000,000
185,000,000		Mizuho Bank Ltd., 1.740% - 2.340%, 5/1/2018 - 7/5/2018	185,075,921
50,000,000		Mizuho Bank Ltd., 2.190% - 2.350%, 6/8/2018 - 6/22/2018	49,842,045
97,000,000		Mizuho Bank Ltd., 2.400% - 2.420%, 7/9/2018 - 7/19/2018	96,560,106
50,000,000		Mizuho Bank Ltd., 2.430%, 6/27/2018	49,808,812
220,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.000% - 2.320%, 5/21/2018 - 7/25/2018	220,018,217
63,000,000		Toronto Dominion Bank, 1.600% - 1.800%, 7/20/2018 - 11/14/2018	62,844,333
50,000,000		Toronto Dominion Bank, 1.700%, 10/5/2018	49,485,056
30,000,000		Westpac Banking Corp. Ltd., Sydney, 1.570%, 9/14/2018	29,920,048
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $943,823,370)	943,430,518
	[1]	COMMERCIAL PAPER—24.7%
		Finance - Banking—12.8%
38,190,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.003%, 5/11/2018	38,168,783
135,000,000		Bank of Nova Scotia, Toronto, 1.930% - 2.243%, 6/13/2018 - 8/2/2018	134,434,218
128,000,000		Banque et Caisse d'Epargne de L'Etat, 2.061% - 2.123%, 8/8/2018 - 8/13/2018	127,170,477
139,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.517% - 2.511%, 6/13/2018 - 10/15/2018	138,070,731
45,500,000		Canadian Imperial Bank of Commerce, 2.193%, 6/14/2018	45,378,768
68,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 1.856% - 2.354%, 5/9/2018 - 6/22/2018	67,773,129
130,000,000		ING (U.S.) Funding LLC, 1.788% - 2.041%, 5/1/2018 - 6/1/2018	129,825,194
50,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.751% - 2.263%, 5/3/2018 - 6/14/2018	49,954,306
109,900,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.162% - 2.364%, 6/6/2018 - 7/2/2018	109,493,210
240,000,000		N.V. Bank Nederlandse Gemeenten, 1.731% - 1.741%, 5/2/2018 - 5/7/2018	239,954,594
25,000,000		Sumitomo Mitsui Banking Corp., 2.162%, 6/6/2018	24,946,250
30,000,000		Toronto Dominion Bank, 1.760%, 10/22/2018	29,655,034
		TOTAL	1,134,824,694
		Finance - Commercial—1.6%
50,000,000		Atlantic Asset Securitization LLC, 1.730%, 5/3/2018	49,995,195
95,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.007% - 2.076%, 5/4/2018 - 6/14/2018	94,925,083
		TOTAL	144,920,278
		Finance - Retail—6.2%
110,000,000		Barton Capital S.A., 2.007% - 2.208%, 5/11/2018 - 6/1/2018	109,854,292
125,000,000		CAFCO, LLC, 2.027% - 2.302%, 6/13/2018 - 6/22/2018	124,648,965
15,000,000		Old Line Funding, LLC, 1.715%, 6/11/2018	14,970,958
58,000,000		Old Line Funding, LLC, 7/23/2018	57,690,628
50,000,000		Old Line Funding, LLC, 7/31/2018	49,700,233
104,000,000		Sheffield Receivables Company LLC, 2.333%, 7/9/2018	103,558,549
1

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Retail—continued
$20,000,000		Starbird Funding Corp., 1.909%, 5/14/2018	$19,986,278
66,000,000		Thunder Bay Funding, LLC, 1.715% - 1.731%, 5/3/2018 - 6/12/2018	65,921,708
		TOTAL	546,331,611
		Finance - Securities—2.0%
96,500,000		Anglesea Funding LLC, 1.751% - 2.518%, 5/4/2018 - 10/1/2018	96,064,767
83,000,000		Collateralized Commercial Paper Co. LLC, 1.558% - 2.237%, 6/1/2018 - 11/2/2018	82,525,200
		TOTAL	178,589,967
		Insurance—1.9%
167,800,000		UnitedHealth Group, Inc., 1.931% - 2.118%, 5/4/2018 - 6/25/2018	167,649,296
		Sovereign—0.2%
20,750,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.808% - 2.263%, 5/11/2018 - 7/26/2018	20,739,042
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $2,193,532,585)	2,193,054,888
	[2]	NOTES - VARIABLE—32.2%
		Aerospace/Auto—0.3%
10,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 2.425% (3-month USLIBOR +0.100%), 7/3/2018	10,007,483
15,000,000		Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Corp. SA), 2.194% (1-month USLIBOR +0.300%), 5/14/2018	14,995,143
		TOTAL	25,002,626
		Finance - Banking—23.1%
28,000,000		ASB Finance Ltd., (GTD by ASB Bank Ltd.), 2.026% (1-month USLIBOR +0.130%), 5/17/2018	27,999,686
50,000,000		ASB Finance Ltd., (GTD by ASB Bank Ltd.), 2.155% (3-month USLIBOR +0.130%), 6/5/2018	50,000,000
44,650,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.137% (1-month USLIBOR +0.240%), 5/15/2018	44,650,000
40,000,000		Alpine Securitization Ltd., (Credit Suisse AG LIQ), 2.098% (1-month USLIBOR +0.200%), 5/22/2018	40,000,000
50,000,000		Bank of Montreal, 2.090% (3-month USLIBOR +0.170%), 5/23/2018	50,000,000
50,000,000		Bank of Montreal, 2.144% (1-month USLIBOR +0.250%), 5/18/2018	49,960,611
75,000,000		Bank of Montreal, 2.145% (1-month USLIBOR +0.250%), 5/9/2018	74,938,489
20,000,000		Bank of Montreal, 2.175% (1-month USLIBOR +0.280%), 5/8/2018	20,000,000
15,000,000		Bank of Montreal, 2.177% (1-month USLIBOR +0.280%), 5/25/2018	14,989,979
20,000,000		Bank of Montreal, 2.178% (1-month USLIBOR +0.280%), 5/22/2018	19,986,959
25,000,000		Bank of Montreal, 2.337% (1-month USLIBOR +0.440%), 5/11/2018	25,016,583
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.097% (1-month USLIBOR +0.220%), 5/2/2018	40,002,441
5,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.107% (1-month USLIBOR +0.220%), 5/3/2018	5,000,151
33,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.111% (1-month USLIBOR +0.220%), 5/7/2018	32,989,327
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.146% (3-month USLIBOR +0.140%), 5/31/2018	15,000,000
21,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.157% (1-month USLIBOR +0.260%), 5/11/2018	20,982,019
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.185% (1-month USLIBOR +0.290%), 5/8/2018	29,977,633
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.327% (3-month USLIBOR +0.220%), 6/8/2018	35,057,100
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.397% (1-month USLIBOR +0.500%), 5/15/2018	10,003,292
5,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.471% (3-month USLIBOR +0.150%), 7/5/2018	5,005,748
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.505% (3-month USLIBOR +0.150%), 7/18/2018	25,039,734
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.509% (3-month USLIBOR +0.150%), 7/30/2018	30,026,127
35,000,000		Canadian Imperial Bank of Commerce, 2.078% (1-month USLIBOR +0.200%), 5/7/2018	34,972,514
25,000,000		Canadian Imperial Bank of Commerce, 2.087% (1-month USLIBOR +0.200%), 5/2/2018	24,981,145
45,000,000		Canadian Imperial Bank of Commerce, 2.134% (1-month USLIBOR +0.240%), 5/18/2018	44,975,054
50,000,000		Canadian Imperial Bank of Commerce, 2.135% (1-month USLIBOR +0.240%), 5/8/2018	49,952,211
10,000,000		Canadian Imperial Bank of Commerce, 2.138% (1-month USLIBOR +0.240%), 5/22/2018	9,994,966
75,000,000		Canadian Imperial Bank of Commerce, 2.368% (1-month USLIBOR +0.490%), 5/3/2018	75,057,120
50,000,000		Canadian Imperial Bank of Commerce, 2.542% (3-month USLIBOR +0.180%), 7/18/2018	49,995,129
45,000,000		Canadian Imperial Bank of Commerce, 2.542% (3-month USLIBOR +0.200%), 7/11/2018	44,995,655
7,025,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 1.950%, 5/2/2018	7,025,000
2

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$1,250,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 1.940%, 5/4/2018	$1,250,000
47,000,000		Commonwealth Bank of Australia, 2.087% (1-month USLIBOR +0.190%), 5/14/2018	46,978,862
50,000,000		Commonwealth Bank of Australia, 2.161% (1-month USLIBOR +0.260%), 5/29/2018	49,975,767
95,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 1.890%, 5/3/2018	95,000
5,900,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 1.860%, 5/3/2018	5,900,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 1.850%, 5/2/2018	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 1.860%, 5/3/2018	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 1.860%, 5/3/2018	7,000,000
315,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 1.850%, 5/2/2018	315,000
6,500,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 1.890%, 5/2/2018	6,500,000
6,285,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, (Northern Trust Co., Chicago, IL LOC), 1.830%, 5/3/2018	6,285,000
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 1.860%, 5/3/2018	5,375,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 1.860%, 5/3/2018	9,780,000
10,000,000		Pepper Residential Securities Trust No. 19, Class A1, (GTD by National Australia Bank Ltd., Melbourne), 2.244% (1-month USLIBOR +0.350%), 5/14/2018	9,995,520
6,155,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 2.000%, 5/3/2018	6,155,000
10,000,000		Royal Bank of Canada, 2.101% (1-month USLIBOR +0.200%), 5/29/2018	10,000,000
25,000,000		Royal Bank of Canada, 2.145% (1-month USLIBOR +0.250%), 5/8/2018	24,976,454
20,000,000		SSAB AB (publ), (Nordea Bank AB LOC), 1.860%, 5/3/2018	20,000,000
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 1.860%, 5/3/2018	15,000,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 1.890%, 5/3/2018	18,965,000
830,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.900%, 5/3/2018	830,000
51,000,000		Sumitomo Mitsui Banking Corp., 2.095% (1-month USLIBOR +0.200%), 5/9/2018	50,996,457
75,000,000		Sumitomo Mitsui Banking Corp., 2.098% (1-month USLIBOR +0.200%), 5/21/2018	75,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 2.101% (1-month USLIBOR +0.200%), 5/29/2018	100,000,000
76,000,000		Sumitomo Mitsui Banking Corp., 2.101% (1-month USLIBOR +0.200%), 5/31/2018	76,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 2.107% (1-month USLIBOR +0.210%), 5/25/2018	49,993,760
50,000,000		Toronto Dominion Bank, 1.887% (3-month USLIBOR +0.100%), 5/4/2018	50,041,432
74,000,000		Toronto Dominion Bank, 2.127% (1-month USLIBOR +0.230%), 5/25/2018	73,986,426
4,000,000		Toronto Dominion Bank, 2.131% (1-month USLIBOR +0.230%), 11/30/2018	3,998,275
50,000,000		Wells Fargo Bank, N.A., 2.105% (1-month USLIBOR +0.210%), 5/8/2018	49,974,096
40,000,000		Wells Fargo Bank, N.A., 2.128% (1-month USLIBOR +0.250%), 5/8/2018	39,969,451
50,000,000		Wells Fargo Bank, N.A., 2.257% (3-month USLIBOR +0.200%), 6/8/2018	50,089,134
21,000,000		Wells Fargo Bank, N.A., 2.472% (3-month USLIBOR +0.180%), 6/27/2018	21,035,397
49,500,000		Wells Fargo Bank, N.A., 2.481% (3-month USLIBOR +0.150%), 7/9/2018	49,580,241
50,000,000		Wells Fargo Bank, N.A., 2.509% (3-month USLIBOR +0.150%), 7/24/2018	50,089,201
34,500,000		Wells Fargo Bank, N.A., 2.560% (3-month USLIBOR +0.200%), 7/25/2018	34,496,602
6,835,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 1.890%, 5/3/2018	6,835,000
		TOTAL	2,055,736,748
		Finance - Retail—1.8%
60,000,000		Old Line Funding, LLC, 2.371% (1-month USLIBOR +0.480%), 5/1/2018	60,034,883
50,000,000		Old Line Funding, LLC, 2.398% (1-month USLIBOR +0.500%), 5/21/2018	50,040,813
50,000,000		Old Line Funding, LLC, 2.398% (1-month USLIBOR +0.500%), 5/22/2018	50,040,502
		TOTAL	160,116,198
		Finance - Securities—4.9%
20,000,000		Anglesea Funding LLC, 2.165% (1-month USLIBOR +0.270%), 5/9/2018	20,000,000
25,000,000		Anglesea Funding LLC, 2.198% (1-month USLIBOR +0.320%), 5/7/2018	25,000,000
15,000,000		Anglesea Funding LLC, 2.200% (1-month USLIBOR +0.300%), 5/29/2018	15,000,606
25,000,000		Anglesea Funding LLC, 2.328% (1-month USLIBOR +0.450%), 5/8/2018	25,005,014
30,000,000		Anglesea Funding LLC, 2.336% (1-month USLIBOR +0.440%), 5/14/2018	30,003,897
3

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—continued
$19,500,000		Collateralized Commercial Paper Co. LLC, 2.121% (1-month USLIBOR +0.220%), 6/1/2018	$19,501,377
35,000,000		Collateralized Commercial Paper Co. LLC, 2.469% (3-month USLIBOR +0.110%), 7/18/2018	34,997,512
38,000,000		Collateralized Commercial Paper Co. LLC, 2.472% (3-month USLIBOR +0.160%), 7/4/2018	38,041,290
25,000,000		Collateralized Commercial Paper Co. LLC, 2.476% (3-month USLIBOR +0.110%), 7/23/2018	25,000,000
5,000,000		Collateralized Commercial Paper Co. LLC, 2.489% (3-month USLIBOR +0.130%), 7/16/2018	4,999,640
20,000,000		Collateralized Commercial Paper Co. LLC, 2.512% (3-month USLIBOR +0.220%), 6/20/2018	19,999,922
25,000,000		Collateralized Commercial Paper II Co. LLC, 2.195% (3-month USLIBOR +0.170%), 5/30/2018	25,029,893
18,000,000		Collateralized Commercial Paper II Co. LLC, 2.321% (1-month USLIBOR +0.430%), 5/2/2018	18,005,403
30,000,000		Collateralized Commercial Paper II Co. LLC, 2.325% (1-month USLIBOR +0.430%), 5/2/2018	30,009,014
3,000,000		Collateralized Commercial Paper II Co. LLC, 2.472% (3-month USLIBOR +0.160%), 7/4/2018	3,003,260
25,000,000		Collateralized Commercial Paper II Co. LLC, 2.488% (3-month USLIBOR +0.140%), 7/16/2018	25,026,775
70,000,000		Collateralized Commercial Paper II Co. LLC, 2.495% (3-month USLIBOR +0.200%), 6/28/2018	70,086,299
8,000,000		Collateralized Commercial Paper II Co. LLC, 2.502% (3-month USLIBOR +0.160%), 7/8/2018	7,999,430
		TOTAL	436,709,332
		Government Agency—2.1%
4,600,000		Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 1.830%, 5/2/2018	4,600,000
9,015,000		Austen Children's Gift Trust, (FHLB of Dallas LOC), 1.860%, 5/3/2018	9,015,000
11,800,000		Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 1.860%, 5/3/2018	11,800,000
19,425,000		COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 1.850%, 5/3/2018	19,425,000
10,750,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 1.850%, 5/3/2018	10,750,000
10,750,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 1.850%, 5/3/2018	10,750,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 1.860%, 5/3/2018	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 1.860%, 5/3/2018	16,000,000
1,000,000		Hallmark 75 Ontario LLC, Hallmark Apartment Homes Series 2016-A, (FHLB of San Francisco LOC), 1.850%, 5/3/2018	1,000,000
6,020,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 1.860%, 5/3/2018	6,020,000
8,140,000		Millbrook, AL Redevelopment Authority, RAM Millbrook Hospitality LLC Project, Series 2017, (FHLB of Atlanta LOC), 1.840%, 5/3/2018	8,140,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 1.860%, 5/3/2018	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 1.850%, 5/3/2018	19,640,000
7,500,000		Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 1.860%, 5/3/2018	7,500,000
5,860,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of Atlanta LOC), 1.840%, 5/3/2018	5,860,000
14,200,000		Studio Sixty LLC, Thirdrail Studios Project Series 2015-A, (FHLB of San Francisco LOC), 1.860%, 5/3/2018	14,200,000
		TOTAL	182,900,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $2,860,057,910)	2,860,464,904
		TIME DEPOSIT—1.7%
		Finance - Banking—1.7%
150,000,000		ABN Amro Bank NV, 1.740%, 5/2/2018 (IDENTIFIED COST $150,000,000)	150,000,000
		U.S. TREASURIES—6.2%
400,000,000	[3]	United States Treasury Bills, 1.750% - 1.760%, 6/21/2018	399,005,411
150,000,000	[3]	United States Treasury Bills, 1.755%, 6/28/2018	149,575,875
		TOTAL U.S. TREASURIES (IDENTIFIED COST $548,581,286)	548,581,286
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—12.3%
	Finance - Banking—12.3%
$69,200,000	BNP Paribas SA, 1.82%, dated 4/30/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,005,056 on 5/1/2018, in which asset-backed securities, medium-term notes and sovereign debt securities with a market value of $102,005,738 have been received as collateral and held with BNY Mellon as tri-party agent.	$69,200,000
1,000,000	BNP Paribas SA, 1.99%, dated 4/30/2018, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,001,382 on 5/1/2018, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $25,501,801 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000
75,000,000	Citigroup Global Markets, Inc., 1.89%, dated 4/30/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,938 on 5/1/2018, in which American depositary receipts and exchange traded funds and unit trusts with a market value of $76,504,050 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
47,800,000	Citigroup Global Markets, Inc., 2.19%, dated 4/30/2018, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,042 on 5/1/2018, in which mortgage-backed securities with a market value of $51,003,103 have been received as collateral and held with BNY Mellon as tri-party agent.	47,800,000
25,000,000	Citigroup Global Markets, Inc., 3.05%, dated 2/1/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,150,104 on 8/1/2018, in which treasury notes with a market value of $76,687,621 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000	Citigroup Global Markets, Inc., 3.10%, dated 2/1/2018, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $147,262,720 on 8/1/2018, in which collateralized mortgage obligations with a market value of $148,268,626 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
35,000,000	HSBC Securities (USA), Inc., 1.79%, dated 4/30/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,729 on 5/1/2018, in which corporate bonds and medium-term notes with a market value of $76,502,550 have been received as collateral and held with JPMorgan Chase as tri-party agent.	35,000,000
156,425,000	HSBC Securities (USA), Inc., 1.89%, dated 4/30/2018, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,017,325 on 5/1/2018, in which corporate bonds and medium-term notes with a market value of $336,604,024 have been received as collateral and held with JPMorgan Chase as tri-party agent.	156,425,000
100,000,000	ING Financial Markets LLC, 1.79%, dated 4/30/2018, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,008,701 on 5/1/2018, in which corporate bonds and medium-term notes with a market value of $178,508,876 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
117,625,000	ING Financial Markets LLC, 1.89%, dated 4/30/2018, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,006,300 on 5/1/2018, in which corporate bonds with a market value of $122,407,469 have been received as collateral and held with JPMorgan Chase as tri-party agent.	117,625,000
130,100,000	MUFG Securities Americas, Inc., 1.89%, 4/30/2018, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 5/1/2018, in which American depository receipt, common stocks, commercial paper, corporate bonds, medium-term notes and municipal bond with a market value of $204,010,710 have been received as collateral and held with BNY Mellon as tri-party agent.	130,100,000
100,000,000	MUFG Securities Americas, Inc., 1.90%, 4/19/2018, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,110,833 on 5/3/2018, in which common stocks, corporate bonds and medium-term notes with a market value of $153,096,901 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
50,000,000	Mizuho Securities USA, Inc., 2.78%, 4/13/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,741,333 on 6/12/2018, in which collateralized mortgage obligations with a market value of $163,426,848 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
90,000,000	Wells Fargo Securities LLC, 2.81%, dated 4/27/2018, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,639,275 on 7/27/2018, in which collateralized mortgage obligations with a market value of $91,829,383 have been received as collateral and held with BNY Mellon as tri-party agent.	90,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $1,092,150,000)	1,092,150,000
5

Principal Amount		Value
	REPURCHASE AGREEMENT—12.2%
	Finance - Banking—12.2%
$1,081,000,000	Interest in $2,200,000,000 joint repurchase agreement 1.73%, dated 4/30/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,105,722 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/16/2060 and the market value of those underlying securities was $2,258,126,073. (IDENTIFIED COST $1,081,000,000)	$1,081,000,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $8,881,371,196)	8,880,907,754
	OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	(2,824,710)
	TOTAL NET ASSETS—100%	$8,878,083,044
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Discount rate at time of purchase.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
6

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
7
Federated Institutional Prime Value Obligations Fund
Portfolio of Investments
April 30, 2018 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY—99.0%
5,673,138,403	Federated Institutional Prime Obligations Fund, Institutional Shares, 1.91%[1] (IDENTIFIED COST $5,673,746,644)	$5,673,705,717
	OTHER REPURCHASE AGREEMENT—0.9%
	Finance - Banking—0.9%
$50,000,000	HSBC Securities (USA), Inc., 1.89%, dated 4/30/2018, interest in a $330,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $330,017,325 on 5/1/2018, in which corporate bonds and medium-term notes with a market value of $336,604,024 have been received as collateral and held with JPMorgan Chase as tri-party agent. (IDENTIFIED COST $50,000,000)	50,000,000
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $5,723,746,644)	5,723,705,717
	OTHER ASSETS AND LIABILITIES - NET—0.1%[2]	4,003,968
	TOTAL NET ASSETS—100%	$5,727,709,685
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2018, were as follows:
Federated Institutional Prime Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2017	—
Purchases/Additions	10,977,646,901
Sales/Reductions	(5,304,508,498)
Balance of Shares Held 4/30/2018	5,673,138,403
Value	$5,673,705,717
Change in Unrealized Appreciation/Depreciation	$(40,927)
Net Realized Gains/(Loss)	$(903,301)
Dividend Income	$55,028,684
The Fund invests in Federated Institutional Prime Obligations Fund (POF), a diversified portfolio of Money Market Obligations Trust (the “Trust”) which is also managed by the Adviser. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At April 30, 2018, POF represents 99.0% of the Fund's net assets. Therefore, the performance of the Fund is directly affected by the performance of POF.
1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions
1

on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Other Repurchase Agreement	$—	$50,000,000	$—	$50,000,000
Investment Company	5,673,705,717	—	—	5,673,705,717
TOTAL SECURITIES	$5,673,705,717	$50,000,000	$—	$5,723,705,717
2
Federated Tax-Free Obligations Fund
Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.9%
		Alabama—6.8%
$43,545,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 1.630%, 5/1/2018	$43,545,000
16,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 1.630%, 5/1/2018	16,000,000
40,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 1.910%, 5/2/2018	40,000,000
8,100,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 1.670%, 5/1/2018	8,100,000
5,800,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 1.630%, 5/1/2018	5,800,000
25,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 1.910%, 5/2/2018	25,000,000
17,000,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 1.780%, 5/3/2018	17,000,000
20,000,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.730%, 5/2/2018	20,000,000
20,000,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2011E: Gulf Opportunity Zone Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.730%, 5/3/2018	20,000,000
24,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 1.900%, 5/3/2018	24,810,000
		TOTAL	220,255,000
		Arizona—0.6%
5,000,000		Arizona School Facilities Board, Tender Option Bond Trust Receipts (2016-ZM0321) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 1.800%, 5/3/2018	5,000,000
11,225,000		Mesa, AZ Utility System, Solar Eclipse (2017-0026) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.800%, 5/3/2018	11,225,000
4,000,000		Pima County, AZ IDA (Wasatch Pool Holdings IV, LLC), (Series 2001: Eastside Place Apartments) Weekly VRDNs (FNMA LOC), 1.790%, 5/3/2018	4,000,000
		TOTAL	20,225,000
		California—3.7%
46,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.910%, 5/3/2018	46,000,000
12,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), 1.82% CP, Mandatory Tender 9/12/2018	12,000,000
15,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), 1.47% CP, Mandatory Tender 6/5/2018	15,500,000
6,520,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series B) Weekly VRDNs, 1.730%, 5/2/2018	6,520,000
40,000,000		Golden State Tobacco Securitization Corp., CA (California State), Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.850%, 5/3/2018	40,000,000
		TOTAL	120,020,000
		Colorado—0.9%
9,960,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 7/19/2018	9,960,000
6,685,000		Denver, CO City and County Board of Water Commissioners, Solar Eclipse (Series 2017-0032), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/7/2018	6,685,000
11,035,000		University of Colorado, Solar Eclipse (Series 2017-0065), 1.90% TOBs (U.S. Bank, N.A. LIQ) 6/21/2018	11,035,000
		TOTAL	27,680,000
		Connecticut—1.0%
2,135,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 1.780%, 5/3/2018	2,135,000
355,000		Connecticut State HFA (CIL Realty), (Series 2010) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 1.780%, 5/3/2018	355,000
30,000,000		Connecticut State, Golden Blue (Series 2017-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.930%, 5/3/2018	30,000,000
		TOTAL	32,490,000
		District of Columbia—0.3%
4,990,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/31/2018	4,990,000
4,010,000		District of Columbia, Solar Eclipse (Series 2017-0035), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/31/2018	4,010,000
		TOTAL	9,000,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—10.2%
$5,000,000		Central Florida Expressway Authority, Golden Blue (Series 2018-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.930%, 5/3/2018	$5,000,000
6,485,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/31/2018	6,485,000
31,905,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), 1.21% CP, Mandatory Tender 5/3/2018	31,905,000
5,000,000		Florida State Board of Education Public Education (Florida State), Solar Eclipse Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.900%, 5/3/2018	5,000,000
7,505,000		Florida State Turnpike Authority, Solar Eclipse (Series 2017-0002) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.780%, 5/3/2018	7,505,000
11,000,000		Florida State, Solar Eclipse, 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/14/2018	11,000,000
1,000,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Royal Bank of Canada LIQ), 1.760%, 5/2/2018	1,000,000
35,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), 1.78% CP, Mandatory Tender 5/14/2018	35,960,000
3,200,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1995) Daily VRDNs, 1.590%, 5/1/2018	3,200,000
10,700,000		Manatee County, FL (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs, 1.590%, 5/1/2018	10,700,000
55,900,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.670%, 5/1/2018	55,900,000
17,995,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.900%, 5/3/2018	17,995,000
6,410,000		Miami-Dade County, FL, RBC (Series E-70) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.780%, 5/3/2018	6,410,000
1,750,000		Orange County, FL IDA (Central Florida Kidney Centers, Inc.), (Series 2000) Weekly VRDNs (SunTrust Bank LOC), 1.820%, 5/2/2018	1,750,000
4,200,000		Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.880%, 5/3/2018	4,200,000
5,105,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs (SunTrust Bank LOC), 1.820%, 5/2/2018	5,105,000
20,000,000		Orlando & Orange County Expressway Authority, FL (Central Florida Expressway Authority), RBC Muni Trust (Series E-62), 1.92% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 5/1/2018	20,000,000
17,480,000		Orlando, FL Contract Tourist Development (Orlando, FL), Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.810%, 5/3/2018	17,480,000
2,800,000		Palm Beach County, FL (Zoological Society of Palm Beach, Inc.), (Series 2001) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.750%, 5/3/2018	2,800,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 2.050%, 5/3/2018	16,500,000
36,850,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.580%, 5/1/2018	36,850,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010A) Weekly VRDNs (MUFG Union Bank, N.A. LOC), 1.770%, 5/3/2018	10,000,000
18,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), 1.25% CP (JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 7/9/2018	18,000,000
		TOTAL	330,745,000
		Georgia—3.5%
25,500,000		Fulton County, GA Development Authority (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 1.800%, 5/2/2018	25,500,000
24,500,000		Fulton County, GA, Solar Eclipse (Series 2017-0007), 1.93% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/14/2018	24,500,000
54,410,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1), 1.85% TOBs (Royal Bank of Canada LOC), (SIFMA 7-day +0.100%), Optional Tender 6/1/2018	54,410,000
7,495,000		Metropolitan Atlanta Rapid Transit Authority, GA, Solar Eclipse (Series 2017-0047), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/17/2018	7,495,000
		TOTAL	111,905,000
		Hawaii—0.6%
9,285,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 2.200%, 5/3/2018	9,285,000
8,660,000		Hawaii State, Solar Eclipse (3a-7) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.900%, 5/3/2018	8,660,000
		TOTAL	17,945,000
		Illinois—1.0%
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 2.010%, 5/3/2018	600,000
7,000,000		Illinois Development Finance Authority (North Shore Senior Center), (Series 1999) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.790%, 5/2/2018	7,000,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$5,700,000		Illinois Finance Authority (Advocate Health Care Network), (Series 2008C-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.730%, 5/2/2018	$5,700,000
20,000,000		Illinois Finance Authority (OSF Health Care Systems), (Series 2007E) Weekly VRDNs (Barclays Bank PLC LOC), 1.750%, 5/3/2018	20,000,000
		TOTAL	33,300,000
		Indiana—0.8%
15,365,000		Indiana State Finance Authority Health System (Sisters of St. Francis Health Services, Inc.), (Series 2008F) Weekly VRDNs (Bank of New York Mellon LOC), 1.740%, 5/3/2018	15,365,000
4,035,000		Jasper County, IN EDA (T & M LP), (Series 2010B) Weekly VRDNs (AgriBank FCB LOC), 1.870%, 5/3/2018	4,035,000
6,500,000		Jasper County, IN EDA (T & M LP), (Series 2010C) Weekly VRDNs (AgriBank FCB LOC), 1.870%, 5/3/2018	6,500,000
		TOTAL	25,900,000
		Iowa—0.1%
1,800,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 1.780%, 5/3/2018	1,800,000
		Kentucky—0.4%
14,705,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.870%, 5/4/2018	14,705,000
		Louisiana—2.2%
50,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs (GTD by BASF SE), 1.820%, 5/2/2018	50,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs (FHLB of Dallas LOC), 1.840%, 5/2/2018	12,000,000
1,140,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs (FHLB of Dallas LOC), 1.840%, 5/2/2018	1,140,000
7,500,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008C) Daily VRDNs, 1.570%, 5/1/2018	7,500,000
		TOTAL	70,640,000
		Maryland—0.4%
1,520,000		Howard County, MD Revenue Bonds (Bluffs at Clarys Forest Apartments), (Series 1995) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.860%, 5/1/2018	1,520,000
4,990,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041, 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 7/26/2018	4,990,000
904,000		Montgomery County, MD Housing Opportunities Commission (Byron House, Inc. Facility), (Series 1998 Issue I) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.910%, 5/1/2018	904,000
6,670,000		University System of Maryland, Solar Eclipse (Series 2017-0023), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/14/2018	6,670,000
		TOTAL	14,084,000
		Massachusetts—1.2%
800,000		Commonwealth of Massachusetts, (Series 2000A) Weekly VRDNs (Citibank NA, New York LIQ), 1.670%, 5/3/2018	800,000
6,120,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69), 1.93% TOBs (State Street Bank and Trust Co. LIQ), Optional Tender 6/7/2018	6,120,000
10,300,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.790%, 5/3/2018	10,300,000
3,530,000		Massachusetts Development Finance Agency (CIL Realty of Massachusetts), (Series 2013) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.790%, 5/3/2018	3,530,000
2,400,000		Massachusetts IFA (Nova Realty Trust), (Series 1994) Weekly VRDNs (TD Bank, N.A. LOC), 1.720%, 5/3/2018	2,400,000
3,880,000		Massachusetts School Building Authority, Solar Eclipse (Series 2017-0013) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.770%, 5/3/2018	3,880,000
1,100,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs (Barclays Bank PLC LIQ), 1.770%, 5/3/2018	1,100,000
3,800,000		Massachusetts State Development Finance Agency (Babson College), (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 1.710%, 5/3/2018	3,800,000
4,080,000		Massachusetts State Development Finance Agency (Governor Dummer Academy), (Series 2006) Weekly VRDNs (TD Bank, N.A. LOC), 1.740%, 5/2/2018	4,080,000
300,000		Massachusetts State Development Finance Agency (Partners Healthcare Systems), (Series M-2) Weekly VRDNs (Bank of New York Mellon LOC), 1.730%, 5/3/2018	300,000
1,030,000		Massachusetts State Health & Educational Facility (Amherst College), (Series 2005 J-2) Daily VRDNs, 1.510%, 5/1/2018	1,030,000
1,500,000		Massachusetts State Health & Educational Facility (Massachusetts Institute of Technology), Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs (Bank of America N.A. LIQ), 1.770%, 5/3/2018	1,500,000
		TOTAL	38,840,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—4.7%
$60,300,000		Eastern Michigan University Board of Regents, Golden Blue (2017-012) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.800%, 5/3/2018	$60,300,000
3,950,000		Kent Hospital Finance Authority, MI (Spectrum Health), (Series 2008B-3) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 1.770%, 5/2/2018	3,950,000
800,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs (FHLB of Chicago LOC), 1.770%, 5/3/2018	800,000
3,100,000		Michigan Job Development Authority (Andersons, Inc. (The)), (Series 1985) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.870%, 5/2/2018	3,100,000
655,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.760%, 5/3/2018	655,000
2,900,000		Michigan State Strategic Fund (Catholic Social Services of Lansing/St. Vincent Home, Inc.), (Series 2003) Weekly VRDNs (Comerica Bank LOC), 1.850%, 5/3/2018	2,900,000
2,270,000		Michigan State Strategic Fund (Detroit Public Television), (Series 2005) Weekly VRDNs (Comerica Bank LOC), 1.840%, 5/3/2018	2,270,000
15,000,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 1.560%, 5/1/2018	15,000,000
400,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs (MUFG Bank Ltd. LOC), 1.770%, 5/3/2018	400,000
3,105,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.870%, 5/4/2018	3,105,000
910,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.840%, 5/3/2018	910,000
25,225,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2003) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.840%, 5/3/2018	25,225,000
34,635,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.840%, 5/3/2018	34,635,000
		TOTAL	153,250,000
		Minnesota—1.0%
4,735,000		Andover, MN (Presbyterian Homes of Andover, Inc.), (Series 2003) Weekly VRDNs (FNMA LOC), 1.740%, 5/3/2018	4,735,000
1,760,000		Bloomington, MN (Presbyterian Homes, Inc.), (Series 2008) Weekly VRDNs (FHLMC LOC), 1.740%, 5/3/2018	1,760,000
9,700,000		Minneapolis, MN (Symphony Place) Weekly VRDNs (FHLMC LOC), 1.770%, 5/3/2018	9,700,000
3,940,000		Plymouth, MN (Parkside Apartments), (Series 2003) Weekly VRDNs (FNMA LOC), 1.740%, 5/3/2018	3,940,000
9,925,000		St. Cloud, MN ISD No. 742, Solar Eclipse (Series 2017-0009), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/31/2018	9,925,000
2,642,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs (FHLMC LOC), 1.830%, 5/3/2018	2,642,000
		TOTAL	32,702,000
		Missouri—0.4%
9,130,000		Buchanan County, MO Solid Waste Disposal (Lifeline Foods LLC), (Series 2009B) Weekly VRDNs (Commerce Bank, N.A., Kansas City LOC), 1.800%, 5/3/2018	9,130,000
4,980,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/31/2018	4,980,000
		TOTAL	14,110,000
		Multi-State—7.3%
121,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 1.840%, 5/3/2018	121,400,000
45,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 1.820%, 5/3/2018	45,000,000
69,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 1.840%, 5/3/2018	69,000,000
		TOTAL	235,400,000
		Nevada—0.8%
5,000,000		Clark County, NV, Solar Eclipse (Series 2017-0025), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/21/2018	5,000,000
12,500,000		Las Vegas Valley, NV Water District (Southern Nevada Water Authority), (Series 2004A), 1.42% CP (Sumitomo Mitsui Banking Corp. LOC), Mandatory Tender 5/15/2018	12,500,000
7,990,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/7/2018	7,990,000
		TOTAL	25,490,000
		New Jersey—5.3%
5,470,030		Absecon, NJ, 2.00% BANs, 8/2/2018	5,479,661
27,395,000		Belmar, NJ, 2.625% BANs, 2/8/2019	27,609,105
6,000,000		Essex County, NJ, Clipper Tax-Exempt Certificates Trust (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.800%, 5/3/2018	6,000,000
21,728,660		Gloucester Township, NJ, (Series A), 2.00% BANs, 6/22/2018	21,745,776

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$1,962,000		Haworth Borough, NJ, 2.50% BANs, 2/22/2019	$1,974,548
2,315,000		Lyndhurst Township, NJ, 2.50% BANs, 2/8/2019	2,329,111
7,665,000		New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 1.790%, 5/3/2018	7,665,000
11,325,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Stage Trust (Series 2011-28C), 2.03% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/26/2018	11,325,000
56,500,000		New Jersey State, RBC Muni Products (Series 2018-E-117) Daily VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.650%, 5/1/2018	56,500,000
6,349,646		Ocean Township, NJ (Ocean County), 2.00% BANs, 11/15/2018	6,363,967
2,950,000		Palmyra Borough, NJ, (2017 Series A), 2.50% BANs, 12/19/2018	2,964,738
8,897,250		South River, NJ, 2.50% BANs, 12/11/2018	8,948,303
4,462,395		Southampton Township, NJ, (2017 Series A), 2.50% BANs, 7/17/2018	4,473,071
5,381,172		Wallington, NJ, 2.25% BANs, 8/23/2018	5,398,645
4,000,000		Willingboro Township, NJ, 2.25% BANs, 8/8/2018	4,008,024
		TOTAL	172,784,949
		New York—11.5%
3,452,000		Baldwinsville, NY CSD, 2.25% BANs, 6/29/2018	3,457,231
19,150,000		Candor, NY CSD, 2.25% BANs, 6/28/2018	19,183,077
9,800,000		Connetquot, NY CSD, 2.00% TANs, 6/27/2018	9,809,031
13,800,000		Eden, NY CSD, 2.00% BANs, 6/8/2018	13,812,212
7,160,000		Geneva, NY City School District, 2.00% BANs, 7/13/2018	7,168,551
6,000,000		Geneva, NY City School District, 2.25% RANs, 6/26/2018	6,009,546
15,907,492		Lancaster, NY CSD, 2.50% BANs, 6/14/2018	15,934,032
3,705,578		Liberty, NY CSD, 2.00% BANs, 6/29/2018	3,710,340
3,435,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2015E-4) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.750%, 5/3/2018	3,435,000
21,190,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Eagles (Series 2017-0004) Weekly VRDNs (Citibank NA, New York LIQ), 1.830%, 5/3/2018	21,190,000
39,770,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (Toronto Dominion Bank LIQ), 1.830%, 5/3/2018	39,770,000
6,027,088		Middletown, NY, (Series A), 2.25% BANs, 8/29/2018	6,047,636
1,000,000		New York City Housing Development Corp., Sustainable Neighborhood Bonds (2017 Series G-3) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 1.750%, 5/3/2018	1,000,000
18,350,000		New York City, NY Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.560%, 5/1/2018	18,350,000
8,300,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-3 Bonds) Daily VRDNs (TD Bank, N.A. LIQ), 1.590%, 5/1/2018	8,300,000
12,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-1) Daily VRDNs (Bank of America N.A. LIQ), 1.530%, 5/1/2018	12,000,000
18,900,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs (Mizuho Bank Ltd. LIQ), 1.570%, 5/1/2018	18,900,000
3,500,000		New York City, NY Municipal Water Finance Authority, (Series 2015BB-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 1.780%, 5/3/2018	3,500,000
3,250,000		New York City, NY Municipal Water Finance Authority, Fiscal 2012 (Subseries A-2) Daily VRDNs (Mizuho Bank Ltd. LIQ), 1.540%, 5/1/2018	3,250,000
5,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.590%, 5/1/2018	5,000,000
2,000,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 1.750%, 5/3/2018	2,000,000
11,900,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs (TD Bank, N.A. LOC), 1.590%, 5/1/2018	11,900,000
10,540,000		New York City, NY, (Fiscal 2010 Series G Subseries G-4) Weekly VRDNs (Barclays Bank PLC LIQ), 1.750%, 5/3/2018	10,540,000
6,935,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.550%, 5/1/2018	6,935,000
4,800,000		New York City, NY, (Fiscal 2017 Series A Subseries A-5) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.580%, 5/1/2018	4,800,000
11,000,000		New York City, NY, (Subseries D-4) Daily VRDNs (TD Bank, N.A. LOC), 1.590%, 5/1/2018	11,000,000
7,940,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs (Barclays Bank PLC LIQ), 1.560%, 5/1/2018	7,940,000
18,300,000		New York City, NY, Fiscal 2013 (Subseries A-3) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.640%, 5/1/2018	18,300,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$20,000,000		New York City, NY, RBC Muni Products (Series E-118) Daily VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.630%, 5/1/2018	$20,000,000
10,000,000		New York State HFA (160 Madison Avenue), (2013 Series A) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.550%, 5/1/2018	10,000,000
10,100,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.590%, 5/1/2018	10,100,000
5,476,209		North Syracuse, NY CSD, 2.25% BANs, 8/10/2018	5,492,378
11,664,795		Rotterdam-Mohonasen CSD, NY, 1.75% BANs, 6/14/2018	11,669,648
2,302,807		Springville-Griffith Institute, NY CSD, 2.25% BANs, 8/24/2018	2,310,350
2,500,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.590%, 5/1/2018	2,500,000
5,458,779		Union, NY, 2.75% BANs, 2/28/2019	5,493,115
2,500,000		Waverly, NY CSD, 2.25% BANs, 8/31/2018	2,507,997
2,200,000		Webutuck, NY CSD, 2.25% BANs, 8/25/2018	2,206,901
6,422,000		Weedsport, NY CSD, 2.25% BANs, 7/13/2018	6,433,385
		TOTAL	371,955,430
		North Carolina—1.1%
10,170,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Stage Trust (Series 2011-72C), 2.03% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/26/2018	10,170,000
4,815,000		Greensboro, NC Enterprise System, Solar Eclipse (Series 2017-0045) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.900%, 7/26/2018	4,815,000
5,605,000		Mecklenburg County, NC, Solar Eclipse (Series 2017-0052), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/14/2018	5,605,000
2,100,000		New Hanover County, NC (New Hanover Regional Medical Center), (Series 2008B) Weekly VRDNs (PNC Bank, N.A. LOC), 1.790%, 5/2/2018	2,100,000
1,035,000		North Carolina Capital Facilities Finance Agency (Summit School, Inc.), (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.740%, 5/3/2018	1,035,000
11,015,000		North Carolina State Capital Improvement (North Carolina State), Stage Trust (Series 2011-136C), 1.98% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/26/2018	11,015,000
		TOTAL	34,740,000
		North Dakota—0.3%
9,124,000		Grand Forks County, ND (J. R. Simplot Co.), (Series 2010) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.840%, 5/2/2018	9,124,000
		Ohio—3.4%
10,000,000		Akron, OH, 3.00% BANs, 12/12/2018	10,087,966
7,250,000		Avon, OH Water System, 2.375% BANs, 1/31/2019	7,283,538
4,000,000		Big Walnut, OH LSD, 2.625% BANs, 5/1/2018	4,000,000
2,120,000		Cuyahoga County, OH Hospital Authority (The Sisters of Charity of St. Augustine Health System, Inc.), (Series 2000) Weekly VRDNs (PNC Bank, N.A. LOC), 1.750%, 5/3/2018	2,120,000
9,265,000		Delaware, OH, 3.00% BANs, 4/10/2019	9,363,592
620,000		Franklin County, OH Hospital Facility Authority (U.S. Health Corp. of Columbus), Series A Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.730%, 5/3/2018	620,000
17,000,000		Lucas County, OH (ProMedica Healthcare Obligated Group), Golden Blue (Series 2018-002) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.000%, 5/3/2018	17,000,000
23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.930%, 5/3/2018	23,640,000
9,200,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs (Bank of New York Mellon LIQ), 1.610%, 5/1/2018	9,200,000
15,410,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.930%, 5/3/2018	15,410,000
8,643,000		Tipp City, OH, (Series A), 2.125% BANs, 2/13/2019	8,671,448
3,750,000		Wooster, OH (West View Manor), Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.880%, 5/3/2018	3,750,000
		TOTAL	111,146,544
		Oklahoma—0.4%
14,000,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 2.100%, 5/3/2018	14,000,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Oregon—0.4%
$12,185,000		Clackamas County, OR School District No. 7J (Lake Oswego), Solar Eclipse (2017-0053), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/28/2018	$12,185,000
		Pennsylvania—9.0%
2,400,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.880%, 5/3/2018	2,400,000
7,070,000		Allegheny County, PA HDA (UPMC Health System), (Series E-110) Daily VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.630%, 5/1/2018	7,070,000
44,200,000		Allegheny County, PA HDA (UPMC Health System), (Series E-111) Daily VRDNs (Royal Bank of Canada and Royal Bank of Canada LOCs), 1.630%, 5/1/2018	44,200,000
1,500,000		Allegheny County, PA Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.780%, 5/3/2018	1,500,000
4,490,000		Berks County, PA IDA (Tower Health), Tender Option Bond Trust Certificates (Series 2018-XL0061) Weekly VRDNs (GTD by Citibank NA, New York)/(Citibank NA, New York LIQ), 1.810%, 5/3/2018	4,490,000
10,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.930%, 5/3/2018	10,000,000
2,800,000		Bucks County, PA IDA (Grand View Hospital), (Series A of 2008) Weekly VRDNs (TD Bank, N.A. LOC), 1.720%, 5/3/2018	2,800,000
12,475,000		Butler County, PA General Authority (Hampton Township School District, PA), (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.770%, 5/3/2018	12,475,000
5,765,000		Butler County, PA General Authority (Iroquois School District), (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.770%, 5/3/2018	5,765,000
500,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.720%, 5/3/2018	500,000
41,120,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 1.760%, 5/2/2018	41,120,000
7,080,000		Franklin County, PA IDA (Chambersburg Hospital), Stage Trust (Series 2010-01C), 2.03% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), (SIFMA 7-day +0.300%), Optional Tender 7/26/2018	7,080,000
3,500,000		Geisinger Authority, PA Health System (Geisinger Health System), (Series 2013A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 1.530%, 5/1/2018	3,500,000
4,795,000		Geisinger Authority, PA Health System (Geisinger Health System), Stage Trust (Series 2011-69C), 2.03% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/26/2018	4,795,000
2,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 1.760%, 5/3/2018	2,000,000
1,200,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs (PNC Bank, N.A. LOC), 1.760%, 5/3/2018	1,200,000
2,620,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs (GTD by FHLMC), 1.760%, 5/3/2018	2,620,000
2,500,000		Philadelphia, PA Gas Works, (8th Series D) Weekly VRDNs (Royal Bank of Canada LOC), 1.740%, 5/3/2018	2,500,000
3,700,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 1.550%, 5/1/2018	3,700,000
1,590,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2005A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 1.550%, 5/1/2018	1,590,000
121,685,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.820%, 5/3/2018	121,685,000
9,500,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.870%, 5/3/2018	9,500,000
		TOTAL	292,490,000
		South Carolina—0.4%
10,000,000		Lexington, SC Waterworks & Sewer System, (Series 2017), 4.20% BANs, 6/1/2018	10,024,953
4,125,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs (SunTrust Bank LOC), 1.820%, 5/2/2018	4,125,000
		TOTAL	14,149,953
		Tennessee—1.1%
15,900,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008A) Daily VRDNs (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 1.620%, 5/1/2018	15,900,000
20,000,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008B) Daily VRDNs (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 1.630%, 5/1/2018	20,000,000
		TOTAL	35,900,000
		Texas—8.5%
8,575,000		Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 5/17/2018	8,575,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$700,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs (FHLMC LOC), 1.840%, 5/3/2018	$700,000
40,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), 1.27% CP, Mandatory Tender 5/16/2018	40,000,000
30,165,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 1.620%, 5/1/2018	30,165,000
7,655,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-2) Daily VRDNs, 1.620%, 5/1/2018	7,655,000
4,665,000		Hays, TX Consolidated ISD, Solar Eclipse (Series 2017-0050), 1.90% TOBs (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), Optional Tender 7/12/2018	4,665,000
10,025,000		Katy, TX ISD, Tender Option Bond Trust Receipts (2018-XG0163) Weekly VRDNs (GTD by Texas PSFG Program)/(Bank of America N.A. LIQ), 1.790%, 5/3/2018	10,025,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs (GTD by Total S.A.), 1.810%, 5/2/2018	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (GTD by Total S.A.), 1.810%, 5/2/2018	21,000,000
55,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 1.68% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 5/9/2018	55,000,000
71,840,000		Texas State, 4.00% TRANs, 8/30/2018	72,480,590
		TOTAL	275,265,590
		Utah—3.8%
122,321,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.800%, 5/3/2018	122,321,000
		Virginia—3.6%
1,355,000		Fairfax County, VA IDA (Inova Health System), (Series 2005C-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.750%, 5/2/2018	1,355,000
500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2009B) Weekly VRDNs, 1.770%, 5/2/2018	500,000
43,000,000	[2]	Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2017), 1.975% TOBs, Mandatory Tender 6/29/2018	43,000,000
69,870,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) Weekly VRDNs (Citibank NA, New York LIQ), 1.790%, 5/3/2018	69,870,000
1,300,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.780%, 5/1/2018	1,300,000
		TOTAL	116,025,000
		Washington—0.4%
7,820,000		Seattle, WA Drain & Wastewater, Solar Eclipse (2017-0028), 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/28/2018	7,820,000
4,000,000		Seattle, WA, Solar Eclipse, 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 7/12/2018	4,000,000
		TOTAL	11,820,000
		West Virginia—0.3%
9,065,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.760%, 5/3/2018	9,065,000
		Wisconsin—2.5%
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036, 1.90% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 6/14/2018	5,000,000
49,615,000		Wisconsin Health & Educational Facilities Authority (Aurora Health Care, Inc.), (Series 2010C), 1.55% CP (Bank of America N.A. LOC), Mandatory Tender 7/9/2018	49,615,000
2,610,000		Wisconsin State HEFA (Wisconsin Lutheran Child & Family Services, Inc.), (Series 2008) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.850%, 5/3/2018	2,610,000
23,900,000		Wisconsin State, Clippers (Series 2009-36), 1.93% TOBs (State Street Bank and Trust Co. LIQ), Optional Tender 6/7/2018	23,900,000
		TOTAL	81,125,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)	3,234,583,466
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	2,553,272
		TOTAL NET ASSETS—100%	$3,237,136,738

At April 30, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2018, these restricted securities amounted to $43,000,000, which represented 1.3% of total net assets.
Additional information on restricted securities, held at April 30, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2017), 1.975% TOBs, Mandatory Tender 6/29/2018	1/8/2018	$43,000,000	$43,000,000
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges bythe Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of April 30, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ(s)	—Liquidity Agreement(s)
LOC(s)	—Letter(s) of Credit
LSD	—Local School District
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PSFG	—Permanent School Fund Guarantee
RANs	—Revenue Anticipation Notes
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
10
Federated Treasury Obligations Fund
Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount		Value
	REPURCHASE AGREEMENTS—57.2%
$ 100,000,000	Interest in $350,000,000 joint repurchase agreement 1.66%, dated 1/25/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $352,436,972 on 6/25/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $358,425,318.	$100,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 1.71%, dated 3/2/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $502,850,000 on 8/29/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $510,024,301.	475,000,000
775,000,000	Repurchase agreement 1.71%, dated 4/30/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $775,036,813 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $790,537,591.	775,000,000
85,000,000	Interest in $315,000,000 joint repurchase agreement 1.71%, dated 11/14/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $316,795,500 on 8/29/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $321,315,353.	85,000,000
700,000,000	Interest in $715,000,000 joint repurchase agreement 1.74%, dated 4/4/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $717,972,017 on 6/29/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $730,251,813.	700,000,000
2,000,000,000	Interest in $7,000,000,000 joint repurchase agreement 1.74%, dated 4/30/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $7,000,338,333 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $7,126,840,190.	2,000,000,000
225,000,000	Interest in $250,000,000 joint repurchase agreement 1.73%, dated 4/10/2018 under which Bank of Montreal will repurchase securities provided as collateral for $250,360,417 on 5/10/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $255,257,425.	225,000,000
125,000,000	Interest in $210,000,000 joint repurchase agreement 1.75%, dated 3/22/2018 under which Bank of Montreal will repurchase securities provided as collateral for $210,908,542 on 6/19/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $214,606,098.	125,000,000
50,000,000	Interest in $400,000,000 joint repurchase agreement 1.75%, dated 4/11/2018 under which Bank of Montreal will repurchase securities provided as collateral for $401,730,556 on 7/9/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $408,376,863.	50,000,000
100,000,000	Interest in $300,000,000 joint repurchase agreement 1.82%, dated 4/18/2018 under which Bank of Montreal will repurchase securities provided as collateral for $301,289,167 on 7/13/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $306,185,668.	100,000,000
600,000,000	Interest in $700,000,000 joint repurchase agreement 1.72%, dated 4/30/2018 under which Bank of Nova Scotia will repurchase securities provided as collateral for $700,033,444 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $714,034,187.	600,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 1.69%, dated 4/5/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $500,680,694 on 5/4/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $510,694,352.	475,000,000
680,000,000	Interest in $4,450,000,000 joint repurchase agreement 1.72%, dated 4/30/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $4,450,212,611 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $4,539,216,942.	680,000,000
50,000,000	Repurchase agreement 1.72%, dated 4/30/2018 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $50,002,389 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2021 and the market value of those underlying securities was $51,002,444.	50,000,000
100,000,000	Interest in $350,000,000 joint repurchase agreement 1.75%, dated 4/18/2018 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $350,510,417 on 5/18/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $357,225,610.	100,000,000
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Repurchase agreement 1.72%, dated 4/30/2018 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $500,023,889 on 5/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $510,024,372.	$500,000,000
250,000,000	Repurchase agreement 1.71%, dated 4/30/2018 under which Citibank, N.A. will repurchase securities provided as collateral for $250,011,875 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $255,012,139.	250,000,000
500,000,000	Repurchase agreement 1.68%, dated 4/26/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,163,333 on 5/3/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2023 and the market value of those underlying securities was $510,119,035.	500,000,000
300,000,000	Repurchase agreement 1.71%, dated 4/30/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $300,014,250 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $306,014,539.	300,000,000
200,000,000	Interest in $500,000,000 joint repurchase agreement 1.69%, dated 4/26/2018 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,164,306 on 5/3/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $510,119,729.	200,000,000
1,250,000,000	Repurchase agreement 1.71%, dated 4/30/2018 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,250,059,375 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 2/15/2025 and the market value of those underlying securities was $1,275,060,609.	1,250,000,000
750,000,000	Repurchase agreement 1.72%, dated 4/30/2018 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $750,035,833 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $765,036,625.	750,000,000
500,000,000	Repurchase agreement 1.74%, dated 4/30/2018 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $500,024,167 on 5/1/2018. The securities provided as collateral at the end of the period held with State Street Bank as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $506,229,476.	500,000,000
300,000,000	Repurchase agreement 1.40%, dated 4/30/2018 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $300,011,667 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2025 and the market value of those underlying securities was $306,011,910.	300,000,000
550,000,000	Repurchase agreement 1.71%, dated 4/30/2018 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $550,026,125 on 5/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $561,003,070.	550,000,000
1,500,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.72%, dated 4/30/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,143,333 on 5/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $3,040,266,424.	1,500,000,000
95,827,000	Repurchase agreement 1.71%, dated 4/30/2018 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $95,831,552 on 5/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities maturing on 2/29/2024 and the market value of those underlying securities was $97,747,061.	95,827,000
400,000,000	Repurchase agreement 1.72%, dated 4/30/2018 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $400,019,111 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2023 and the market value of those underlying securities was $408,019,540.	400,000,000
225,000,950	Interest in $225,000,000 joint repurchase agreement 1.72%, dated 4/30/2018 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $225,010,750 on 5/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2019 and the market value of those underlying securities was $228,201,879.	225,000,950
300,000,000	Repurchase agreement 1.72%, dated 4/30/2018 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $300,014,333 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2024 and the market value of those underlying securities was $306,014,650.	300,000,000
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$830,000,000		Interest in $850,000,000 joint repurchase agreement 1.68%, dated 4/2/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $851,190,000 on 5/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $868,173,395.	$830,000,000
516,429,000		Repurchase agreement 1.75%, dated 4/30/2018 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $516,454,104 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $525,068,882.	516,429,000
221,465,000		Repurchase agreement 1.75%, dated 4/30/2018 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $221,475,766 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $225,603,403.	221,465,000
550,000,000		Repurchase agreement 1.72%, dated 4/30/2018 under which RBS Securities, Inc. will repurchase securities provided as collateral for $550,026,278 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $561,004,803.	550,000,000
500,000,000		Repurchase agreement 1.72%, dated 4/30/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $500,023,889 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $510,024,382.	500,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 1.72%, dated 4/30/2018 under which Sumitomo Mitsui Banking Corp., will repurchase securities provided as collateral for $2,000,095,556 on 5/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $2,042,990,776.	1,000,000,000
400,000,000		Repurchase agreement 1.72%, dated 4/30/2018 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,019,111 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2027 and the market value of those underlying securities was $408,019,519.	400,000,000
350,000,000		Repurchase agreement 1.72%, dated 4/30/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $350,016,722 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $357,017,073.	350,000,000
		TOTAL REPURCHASE AGREEMENTS	18,528,721,950
		U.S. TREASURIES—43.3%
417,000,000	[1]	United States Treasury Bills, 1.200%, 5/17/2018	416,777,600
880,500,000	[1]	United States Treasury Bills, 1.260% - 1.405%, 5/3/2018	880,434,280
430,500,000	[1]	United States Treasury Bills, 1.268% - 1.845%, 9/13/2018	428,236,961
485,000,000	[1]	United States Treasury Bills, 1.560% - 1.575%, 7/5/2018	483,627,552
96,000,000	[1]	United States Treasury Bills, 1.630%, 5/24/2018	95,900,027
721,000,000	[1]	United States Treasury Bills, 1.755% - 1.760%, 6/28/2018	718,959,439
473,350,000	[1]	United States Treasury Bills, 1.815% - 1.875%, 8/16/2018	470,754,863
300,000,000	[1]	United States Treasury Bills, 1.820% - 1.830%, 8/30/2018	298,162,817
480,000,000	[1]	United States Treasury Bills, 1.890%, 9/27/2018	476,245,200
240,000,000	[1]	United States Treasury Bills, 1.890%, 10/4/2018	238,034,400
190,000,000	[1]	United States Treasury Bills, 1.930%, 9/20/2018	188,553,572
385,000,000	[1]	United States Treasury Bills, 1.945%, 10/18/2018	381,463,880
814,500,000	[2]	United States Treasury Floating Rate Notes, 1.839% (91-day T-Bill +0.000%), 5/1/2018	814,424,462
398,000,000	[2]	United States Treasury Floating Rate Notes, 1.877% (91-day T-Bill +0.033%), 5/1/2018	398,062,183
1,235,500,000	[2]	United States Treasury Floating Rate Notes, 1.887% (91-day T-Bill +0.048%), 5/1/2018	1,235,961,324
1,246,770,000	[2]	United States Treasury Floating Rate Notes, 1.899% (91-day T-Bill +0.060%), 5/1/2018	1,246,814,696
487,000,000	[2]	United States Treasury Floating Rate Notes, 1.909% (91-day T-Bill +0.070%), 5/1/2018	486,989,279
622,000,000	[2]	United States Treasury Floating Rate Notes, 1.979% (91-day T-Bill +0.140%), 5/1/2018	622,119,661
282,500,000	[2]	United States Treasury Floating Rate Notes, 2.009% (91-day T-Bill +0.170%), 5/1/2018	282,491,704
1,137,000,000	[2]	United States Treasury Floating Rate Notes, 2.013% (91-day T-Bill +0.174%), 5/1/2018	1,137,027,069
707,000,000		United States Treasury Notes, 0.750% - 1.500%, 8/31/2018	705,683,898
3

Principal Amount		Value
	U.S. TREASURIES—continued
$564,500,000	United States Treasury Notes, 0.875% - 2.375%, 5/31/2018	$564,745,937
337,000,000	United States Treasury Notes, 0.875%, 10/15/2018	335,851,477
514,000,000	United States Treasury Notes, 1.000%, 8/15/2018	513,588,597
289,000,000	United States Treasury Notes, 1.125%, 6/15/2018	289,047,516
95,000,000	United States Treasury Notes, 2.250%, 7/31/2018	95,096,092
200,000,000	United States Treasury Notes, 3.875%, 5/15/2018	200,199,675
	TOTAL U.S. TREASURIES	14,005,254,161
	TOTAL INVESTMENT IN SECURITIES—100.5% (AT AMORTIZED COST)	32,533,976,111
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[3]	(166,825,694)
	TOTAL NET ASSETS—100%	$32,367,150,417
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedure.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of April 30, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
4
Federated Trust for U.S. Treasury Obligations
Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—55.0%
$25,000,000		Interest in $500,000,000 joint repurchase agreement 1.71%, dated 3/2/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $502,850,000 on 8/29/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $510,024,301.	$25,000,000
15,000,000		Interest in $215,000,000 joint repurchase agreement 1.72%, dated 1/25/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $216,540,833 on 9/28/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2027 and the market value of those underlying securities was $219,310,542.	15,000,000
200,000,000		Interest in $7,000,000,000 joint repurchase agreement 1.74%, dated 4/30/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $7,000,338,333 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $7,126,840,190.	200,000,000
15,000,000		Interest in $715,000,000 joint repurchase agreement 1.74%, dated 4/4/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $717,972,017 on 6/29/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $730,251,813.	15,000,000
25,000,000		Interest in $250,000,000 joint repurchase agreement 1.73%, dated 4/10/2018 under which Bank of Montreal will repurchase securities provided as collateral for $250,360,417 on 5/10/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $255,257,425.	25,000,000
10,000,000		Interest in $400,000,000 joint repurchase agreement 1.75%, dated 4/11/2018 under which Bank of Montreal will repurchase securities provided as collateral for $401,711,111 on 7/9/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $408,376,863.	10,000,000
100,000,000		Interest in $700,000,000 joint repurchase agreement 1.72%, dated 4/30/2018 under which Bank of Nova Scotia will repurchase securities provided as collateral for $700,033,444 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $714,034,187.	100,000,000
25,000,000		Interest in $500,000,000 joint repurchase agreement 1.69%, dated 4/5/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $500,680,694 on 5/4/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $510,694,352.	25,000,000
226,700,000		Interest in $4,450,000,000 joint repurchase agreement 1.72%, dated 4/30/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $4,450,212,611 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $4,539,216,942.	226,700,000
20,000,000		Interest in $850,000,000 joint repurchase agreement 1.68%, dated 4/2/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $851,190,000 on 5/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $868,173,395.	20,000,000
		TOTAL REPURCHASE AGREEMENTS	661,700,000
		U.S. TREASURIES—45.5%
20,000,000	[1]	United States Treasury Bills, 1.200%, 5/17/2018	19,989,333
22,000,000	[1]	United States Treasury Bills, 1.268% - 1.895%, 9/13/2018	21,874,243
18,000,000	[1]	United States Treasury Bills, 1.270% - 1.405%, 5/3/2018	17,998,670
15,000,000	[1]	United States Treasury Bills, 1.575%, 7/5/2018	14,957,344
29,000,000	[1]	United States Treasury Bills, 1.755% - 1.760%, 6/28/2018	28,917,922
10,150,000	[1]	United States Treasury Bills, 1.815%, 8/16/2018	10,095,245
15,000,000	[1]	United States Treasury Bills, 1.820% - 1.830%, 8/30/2018	14,908,074
20,000,000	[1]	United States Treasury Bills, 1.890%, 9/27/2018	19,843,550
10,000,000	[1]	United States Treasury Bills, 1.890%, 10/4/2018	9,918,100
10,000,000	[1]	United States Treasury Bills, 1.930%, 9/20/2018	9,923,872
15,000,000	[1]	United States Treasury Bills, 1.945%, 10/18/2018	14,862,229
18,000,000	[2]	United States Treasury Floating Rate Notes, 1.839% (91-day T-Bill +0.000%), 5/1/2018	17,992,171
16,000,000	[2]	United States Treasury Floating Rate Notes, 1.877% (91-day T-Bill +0.033%), 5/1/2018	16,002,450
1

Principal Amount			Value
		U.S. TREASURIES—continued
$29,500,000	[2]	United States Treasury Floating Rate Notes, 1.887% (91-day T-Bill +0.048%), 5/1/2018	$29,512,880
53,410,000	[2]	United States Treasury Floating Rate Notes, 1.899% (91-day T-Bill +0.060%), 5/1/2018	53,412,255
25,000,000	[2]	United States Treasury Floating Rate Notes, 1.909% (91-day T-Bill +0.070%), 5/1/2018	24,999,596
38,000,000	[2]	United States Treasury Floating Rate Notes, 1.979% (91-day T-Bill +0.140%), 5/1/2018	38,006,117
17,500,000	[2]	United States Treasury Floating Rate Notes, 2.009% (91-day T-Bill +0.170%), 5/1/2018	17,499,430
50,000,000	[2]	United States Treasury Floating Rate Notes, 2.013% (91-day T-Bill +0.174%), 5/1/2018	50,001,127
10,000,000		United States Treasury Notes, 0.875%, 10/15/2018	9,965,919
21,000,000		United States Treasury Notes, 1.000% - 2.375%, 5/31/2018	21,006,862
26,000,000		United States Treasury Notes, 1.000%, 8/15/2018	25,979,085
23,000,000		United States Treasury Notes, 1.125%, 6/15/2018	23,003,782
15,000,000		United States Treasury Notes, 1.500%, 8/31/2018	14,981,784
21,694,000		United States Treasury Notes, 2.250%, 7/31/2018	21,715,943
		TOTAL U.S. TREASURIES	547,367,983
		TOTAL INVESTMENT IN SECURITIES—100.5% (AT AMORTIZED COST)	1,209,067,983
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[3]	(6,455,448)
		TOTAL NET ASSETS—100%	$1,202,612,535
1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges bythe Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of April 30, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
2

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 25, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 25, 2018